UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149
                                                811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series

Merrill Lynch Government Fund

Merrill Lynch Institutional Fund

Merrill Lynch Institutional Tax-Exempt Fund

Merrill Lynch Premier Institutional Fund

Merrill Lynch Select Institutional Fund

Merrill Lynch Treasury Fund

 Master Institutional Money Market LLC

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Merrill Lynch Premier Institutional Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Merrill Lynch Premier Institutional Portfolio	July 31, 2008 (Unaudited)
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 0.3%
Federal National Mortgage Association D/N	$78,295,000	2.49%	09/10/08	$78,078,384

Total U.S. Government Agency Issues (Cost $78,078,384)				78,078,384

U.S. Government Agency Issues — Variable Rate — 4.8%
Federal Home Loan Bank System
	163,725,000	2.62%	03/20/09	163,821,663
	82,700,000	2.38%	08/13/09	82,700,000
	269,770,000	2.36%	08/14/09	269,742,037

Federal Home Loan Mortgage Corp.
	455,705,000	2.67%	09/25/09	455,550,802
	283,415,000	2.39%	09/28/09	283,333,592

Total U.S. Government Agency Issues — Variable Rate (Cost $1,255,148,094)	.			1,255,148,094

Certificates of Deposit — Variable Rate — 0.7%
Wachovia Bank N.A.	175,150,000	3.00%	08/04/09	175,150,000

Total Certificates of Deposit — Variable Rate (Cost $175,150,000)				175,150,000

Yankee Certificates of Deposit — 35.8%
Banco Bilbao Vizcaya Argentina, S.A. NY
	100,000,000	2.58%	08/26/08	100,000,000
	200,000,000	2.68%	09/12/08	200,000,000
	375,000,000	3.00%	10/24/08	375,000,000
	205,000,000	3.19%	12/24/08	205,000,000

Bank of Nova Scotia, Houston	442,855,000	2.64%	10/07/08	442,855,000

Bank of Scotland Plc, NY
	175,000,000	2.63%	08/22/08	175,000,000
	475,000,000	2.68%	10/02/08	475,000,000
	188,655,000	2.72%	10/02/08	188,655,000
	376,100,000	2.93%	11/17/08	376,100,000

BNP Paribas, NY
	130,000,000	2.91%	08/19/08	130,000,000
	175,000,000	2.58%	08/20/08	175,000,000
	100,000,000	2.95%	10/28/08	100,000,000
	115,000,000	2.85%	12/04/08	115,000,000
	300,000,000	2.85%	12/08/08	300,000,000

Dexia Credit Local S.A., NY	100,000,000	2.69%	08/07/08	100,000,166

DNB Norbank ASA, NY	100,000,000	3.12%	12/18/08	100,000,000

Fortis Bank, NY
	150,000,000	2.70%	09/08/08	150,000,000
	200,000,000	2.70%	09/10/08	200,000,000

Lloyds TBS Bank Plc, NY	300,000,000	2.72%	10/10/08	300,000,000

Natixis, NY
	321,135,000	2.80%	08/07/08	321,135,000
	69,425,000	2.77%	08/08/08	69,425,000
	300,000,000	2.71%	09/09/08	300,000,000

Nordea Bank Finland Plc, NY
	85,900,000	2.65%	10/15/08	85,900,000
	243,000,000	2.66%	10/17/08	243,000,000

Rabobank Nederland NV, NY	375,000,000	2.67%	09/12/08	375,000,000

Royal Bank of Canada, NY	150,000,000	2.71%	09/16/08	150,001,903

Royal Bank of Scotland, NY	394,035,000	2.68%	10/02/08	394,035,000

San Paolo IMI, NY
	200,000,000	2.65%	08/07/08	200,000,000
	100,000,000	2.76%	10/06/08	99,998,107
	400,000,000	2.77%	10/06/08	400,000,000
	154,180,000	2.86%	12/04/08	154,180,000
	243,895,000	2.86%	12/05/08	243,895,000
	63,880,000	3.18%	12/18/08	63,880,000

Societe Generale NY
	350,000,000	3.11%	10/24/08	350,008,041
	375,000,000	2.99%	12/02/08	375,012,620
	325,000,000	2.92%	12/05/08	325,000,000
	200,000,000	3.18%	12/23/08	200,007,869

Svenska Handelsbanken, NY	194,025,000	2.61%	10/01/08	194,025,000

Toronto Dominion Bank, NY
	110,210,000	2.65%	10/06/08	110,210,000
	230,000,000	2.67%	10/09/08	230,000,000
	84,950,000	2.83%	12/05/08	84,950,000
	46,800,000	3.00%	12/16/08	46,800,000

Unicredito Italiano, NY	200,000,000	3.06%	09/12/08	200,000,000

Total Yankee Certificates of Deposit (Cost $9,424,073,706)				9,424,073,706

Yankee Certificates of Deposit — Variable Rate — 2.9%
Bank of Montreal, Chicago Branch	327,915,000	2.83%	11/10/08	327,915,000

Bank of Scotland Plc, NY	175,000,000	2.89%	10/27/08	175,000,000

Calyon, NY	25,000,000	2.41%	08/13/08	24,998,667

Deutsche Bank AG, NY	230,510,000	3.01%	01/21/09	230,510,000

Total Yankee Certificates of Deposit — Variable Rate (Cost $758,423,667)				758,423,667

Corporate Notes — Variable Rates — 3.9%
ASIF Global Finance XXX(b)	118,000,000	2.49%	09/22/08	118,000,000

Bank of Ireland(b)	53,800,000	2.47%	09/19/08	53,800,000

HSBC Finance Corp.	247,000,000	2.52%	08/22/08	247,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	1

Merrill Lynch Premier Institutional Portfolio	July 31, 2008 (Unaudited)
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Corporate Notes — Variable Rates (continued)
Lloyds TBS Group Plc, NY(b)	$200,000,000	2.74%	08/07/09	$200,000,000

Nordea Bank AB(b)	177,000,000	3.15%	08/24/09	177,000,000

Skandinaviska Enskilda Banken AB(b)
	47,000,000	2.67%	09/05/08	47,000,000
	200,000,000	2.47%	09/08/08	200,000,000

Total Corporate Notes — Variable Rates (Cost $1,042,800,000)	.			1,042,800,000

Medium Term Note — Variable Rate — 6.2%
American Express Bank FSB	82,775,000	2.71%	10/10/08	82,775,000

Bank of Montreal (Chicago)(b)	271,390,000	2.96%	08/05/09	271,390,000

Citigroup Funding Inc.	240,850,000	2.69%	08/13/08	240,850,000

Fifth Third Bancorp(b)	300,000,000	2.47%	08/22/08	300,000,000

HSBC USA, Inc.	52,655,000	3.19%	08/14/09	52,655,000

ING USA Global Funding	84,000,000	3.14%	07/17/09	84,000,000

Lehman Brothers Holdings, Inc.(b)	150,000,000	2.54%	08/22/08	150,000,000

Pricoa Global Funding I(b)	20,000,000	2.87%	09/12/08	19,998,291

Royal Bank of Scotland Group Plc(b)	300,000,000	2.96%	09/26/08	300,000,000

Wachovia Bank N.A.	10,000,000	2.76%	10/03/08	9,997,186

Westpac Banking Corp., NY	124,000,000	2.75%	10/10/08	124,000,000

Total Medium Term Note — Variable Rate (Cost $1,635,665,477)				1,635,665,477

Master Notes — Variable Rate — 4.4%
Genworth Life Insurance Co.(a)	50,000,000	2.63%	11/03/08	50,000,000

Hartford Life Insurance Co.(a)	70,000,000	2.77%	08/01/09	70,000,000

ING USA Annuity & Life Insurance Co.(a)	120,000,000	2.71%	10/21/08	120,000,000

Metlife Global Funding, Inc.(a)
	108,000,000	2.56%	09/12/08	108,000,000
	125,500,000	2.51%	10/06/08	125,500,000

Metlife Insurance Co. of Connecticut(a)
	210,000,000	2.55%	09/02/08	210,000,000
	35,000,000	2.67%	03/03/09	35,000,000

New York Life Insurance Co.(a)	312,380,000	3.00%	04/13/09	312,380,000

Transamerica Life Insurance Co.(a)	125,000,000	2.80%	09/01/09	125,000,000

Total Master Notes — Variable Rate (Cost $1,155,880,000)				1,155,880,000

Time Deposits — 2.6%
US Bank National Association	687,472,000	2.09%	08/01/08	687,472,000

Total Time Deposits (Cost $687,472,000)				687,472,000

Commercial Paper — 13.4%
ANZ National International Ltd.	100,000,000	2.74%	09/15/08	99,657,500

Bank of America Corp.
	191,985,000	2.83%	08/19/08	191,713,437
	150,000,000	2.68%	09/12/08	149,530,650
	300,000,000	2.59%	09/18/08	298,964,000
	125,000,000	2.74%	12/08/08	123,772,260
	118,675,000	2.91%	12/16/08	117,359,870
	207,750,000	2.96%	12/31/08	205,157,972

CBA (Delaware) Finance Inc.	58,010,000	2.58%	08/28/08	57,897,751

Citigroup Funding Inc.
	33,400,000	2.75%	08/19/08	33,354,075
	33,400,000	2.75%	08/20/08	33,351,524
	250,000,000	2.78%	09/09/08	249,247,083
	100,000,000	2.90%	09/19/08	99,605,278

Danske Corp.	200,000,000	2.71%	09/17/08	199,292,389

DNB Norbank ASA, NY	325,000,000	2.97%	10/27/08	322,671,240

JP Morgan Chase & Co.	100,000,000	2.50%	08/11/08	99,930,556

KBC Financial Products International	30,000,000	2.77%	09/15/08	29,896,125

National Australia Funding (Delaware)	209,520,000	2.70%	10/02/08	208,545,732

Royal Bank of Scotland Group Plc	302,000,000	2.63%	09/11/08	301,095,426

San Paolo US Financial	50,000,000	2.65%	09/15/08	49,834,375

Societe Generale North America, Inc.	200,000,000	2.80%	10/07/08	198,957,778

UBS Finance (Delaware)	350,000,000	2.65%	09/15/08	348,840,625

Westpac Banking Corp.	100,000,000	2.70%	10/03/08	99,527,500

Total Commercial Paper (Cost $3,518,203,146)				3,518,203,146

Commercial Paper (Asset-Backed) — 9.0%
Amstel Funding Corp.	127,210,000	2.80%	08/13/08	127,091,271

Aspen Funding Corp.	50,000,000	2.67%	08/18/08	49,936,958

Barton Capital Corp.	50,000,000	2.62%	09/03/08	49,879,917

Bryant Park Funding LLC	75,257,000	2.76%	09/08/08	75,037,751

Cafco, LLC	100,000,000	2.80%	09/12/08	99,673,333

Charta LLC	100,000,000	2.84%	10/02/08	99,510,889

Ciesco LLC
	200,000,000	2.76%	10/08/08	198,957,333

2	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Premier Institutional Portfolio	July 31, 2008 (Unaudited)
Schedule of Investments (concluded)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (Asset-Backed) (continued)
	$230,000,000	2.81%	10/09/08	$228,761,258

Clipper Receivables Co.	60,000,000	2.82%	08/22/08	59,901,300

Concord Minutemen Capital Co. LLC	85,930,000	2.80%	08/25/08	85,769,597

CRC Funding LLC	100,000,000	2.78%	10/08/08	99,474,889

Crown Point Capital Co.	99,495,000	2.80%	08/25/08	99,309,276

Falcon Asset Securitization Co. LLC	31,085,000	2.52%	08/08/08	31,069,768

Jupiter Securitization Co. LLC
	237,797,000	2.58%	09/04/08	237,217,568
	70,871,000	2.60%	09/08/08	70,676,498

Park Avenue Receivables Corp.	75,000,000	2.60%	09/03/08	74,821,250

Ranger Funding Co. LLC
	44,453,000	2.60%	09/08/08	44,331,001
	67,354,000	2.60%	09/12/08	67,149,693
	303,000,000	2.63%	09/12/08	302,070,295
	122,541,000	2.62%	09/16/08	122,130,760

Salisbury Receivables Co. LLC
	24,000,000	2.70%	08/13/08	23,978,400
	13,000,000	2.70%	08/14/08	12,987,325

Scaldis Capital LLC	50,000,000	2.70%	08/07/08	49,977,500

Yorktown Capital LLC	50,183,000	2.60%	09/10/08	50,038,027

Total Commercial Paper (Asset-Backed) (Cost $2,359,751,857)				2,359,751,857

Face Amount	Issue	Value

Collateralized Advancements — 16.0%
$1,300,000,000	Barclays Capital Inc., purchased on 07/31/08 to yield 2.34% to 08/01/08 collateralized by corporate obligations with an aggregate value of $1,326,000,000.	1,300,000,000

710,000,000	Citigroup Global Markets Inc., purchased on 07/31/08 to yield 2.34% to 08/01/08 collateralized by corporate obligations with an aggregate value of $724,200,000	710,000,000

410,000,000	Deutsche Bank Securities Inc., purchased on 07/31/08 to yield 2.34% to 08/01/08 collateralized by corporate obligations with an aggregate value of $418,200,000.	410,000,000

85,000,000	Deutsche Bank Securities Inc., purchased on 07/31/08 to yield 2.39% to 08/01/08 collateralized by corporate obligations with an aggregate value of $86,700,000.	85,000,000

100,000,000	HSBC Securities (USA) Inc., purchased on 07/31/08 to yield 2.31% to 08/01/08 collateralized by corporate obligations with an aggregate value of $102,000,000	100,000,000

300,000,000	JP Morgan Securities Inc., purchased on 07/31/08 to yield 2.39% to 08/01/08 collateralized by corporate obligations with an aggregate value of $306,000,000	300,000,000

1,300,000,000	Morgan Stanley & Co. Inc., purchased on 07/31/08 to yield 2.31% to 08/01/08 collateralized by corporate obligations with an aggregate value of $1,326,000,000	1,300,000,000

Total Collateralized Advancements (Cost $4,205,000,000)		4,205,000,000

Total Investments In Securities — 100.0% (Cost $26,295,646,331)		$26,295,646,331

Note — Costs for federal income tax purposes is $26,295,646,331.

*

Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

(a)

Restricted securities — Investment in securities not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,155,880,000 or 4.4% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,837,188,291 or 7.0% of total investments.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	3

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$26,295,646,331
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$26,295,646,331
===============================================================================

Merrill Lynch Institutional Portfolio (Institutional & Select Funds**)	July 31, 2008 (Unaudited)
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 1.8%
Federal Home Loan Mortgage Corp. D/N
	$61,835,000	2.50%	08/18/08	$61,762,000
	25,000,000	2.48%	02/02/09	24,681,389

Federal National Mortgage Association D/N
	76,670,000	2.50%	08/06/08	76,643,378
	50,000,000	2.52%	08/08/08	49,975,500
	64,425,000	2.50%	08/20/08	64,340,165
	138,725,000	2.49%	09/08/08	138,360,384
	85,200,000	2.49%	09/10/08	84,964,280

Total U.S. Government Agency Issues (Cost $500,727,096)				500,727,096

U.S. Government Agency Issues — Variable Rate — 4.5%
Federal Home Loan Bank System
	158,085,000	2.62%	03/20/09	158,178,333
	168,950,000	2.38%	08/13/09	168,950,000
	245,485,000	2.36%	08/14/09	245,459,554

Federal Home Loan Mortgage Corp.
	427,805,000	2.67%	09/25/09	427,660,243
	257,045,000	2.39%	09/28/09	256,971,167

Total U.S. Government Agency Issues — Variable Rate (Cost $1,257,219,297)				1,257,219,297

Certificates of Deposit — Variable Rate — 0.6%
Wachovia Bank N.A.	157,200,000	3.00%	08/04/09	157,200,000

Total Certificates of Deposit — Variable Rate (Cost $157,200,000)				157,200,000

Yankee Certificates of Deposit — 30.6%
Banco Bilbao Vizcaya Argentina, S.A. NY
	225,000,000	2.71%	08/08/08	225,000,000
	100,000,000	2.58%	08/26/08	100,000,000
	180,000,000	3.19%	12/24/08	180,000,000

Bank of Nova Scotia, Houston	400,865,000	2.64%	10/07/08	400,865,000

Bank of Scotland Plc, NY
	475,000,000	2.68%	10/02/08	475,000,000
	137,800,000	2.72%	10/02/08	137,800,000

BNP Paribas, NY
	150,000,000	2.91%	08/19/08	150,000,000
	50,000,000	2.58%	08/20/08	50,000,000
	130,000,000	2.95%	10/28/08	130,000,000
	450,000,000	2.85%	12/04/08	450,000,000
	264,000,000	2.85%	12/08/08	264,000,000

Dexia Credit Local S.A., NY	100,000,000	2.69%	08/07/08	100,000,166

DNB Norbank ASA, NY	100,000,000	3.12%	12/18/08	100,000,000

Fortis Bank, NY
	25,000,000	2.70%	09/08/08	25,000,000
	500,000,000	2.70%	09/10/08	500,000,000

Lloyds TBS Bank Plc, NY	300,000,000	2.72%	10/10/08	300,000,000

Natixis, NY
	50,000,000	2.80%	08/07/08	50,000,000
	62,040,000	2.77%	08/08/08	62,040,000
	350,000,000	2.71%	09/09/08	350,000,000

Nordea Bank Finland Plc, NY
	77,095,000	2.65%	10/15/08	77,095,000
	300,000,000	2.66%	10/17/08	300,000,000

Rabobank Nederland NV, NY	250,510,000	2.67%	09/12/08	250,510,000

Royal Bank of Canada, NY	149,000,000	2.71%	09/16/08	149,001,890

Royal Bank of Scotland, NY
	350,000,000	2.68%	10/02/08	350,000,000
	100,000,000	2.96%	11/03/08	100,013,748

San Paolo IMI, NY
	200,000,000	2.65%	08/08/08	200,000,000
	100,000,000	2.76%	10/06/08	99,998,107
	100,000,000	2.77%	10/06/08	100,000,000
	200,000,000	2.80%	10/07/08	200,000,000
	139,685,000	2.86%	12/04/08	139,685,000
	221,980,000	2.86%	12/05/08	221,980,000
	250,000,000	3.00%	12/10/08	250,000,000
	57,020,000	3.18%	12/18/08	57,020,000

Societe Generale NY
	200,000,000	3.11%	10/24/08	200,004,595
	120,000,000	2.92%	11/14/08	120,001,725
	400,000,000	2.99%	12/02/08	400,013,461
	300,000,000	2.92%	12/05/08	300,000,000
	226,480,000	3.18%	12/23/08	226,488,911

Svenska Handelsbanken, NY	182,215,000	2.61%	10/01/08	182,215,000

Toronto Dominion Bank, NY
	103,740,000	2.65%	10/06/08	103,740,000
	207,000,000	2.67%	10/09/08	207,000,000
	76,900,000	2.83%	12/05/08	76,900,000
	40,350,000	3.00%	12/16/08	40,350,000

Unicredito Italiano, NY	200,000,000	3.06%	09/12/08	200,000,000

Total Yankee Certificates of Deposit (Cost $8,601,722,603)				8,601,722,603

Yankee Certificates of Deposit — Variable Rate — 1.0%
Bank of Scotland Plc, NY	75,000,000	2.89%	10/27/08	75,000,000

Deutsche Bank AG, NY	206,855,000	3.01%	01/21/09	206,855,000

Total Yankee Certificates of Deposit — Variable Rate (Cost $281,855,000)				281,855,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	1

Merrill Lynch Institutional Portfolio (Institutional & Select Funds**)	July 31, 2008 (Unaudited)
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Corporate Notes — Variable Rates — 3.1%
ANZ National International Ltd., London(b)	$125,000,000	2.47%	09/05/08	$125,000,000

ASIF Global Finance XXX(b)	35,000,000	2.49%	09/22/08	35,000,000

Bank of Ireland(b)	30,200,000	2.47%	09/19/08	30,200,000

HSBC Finance Corp.	91,000,000	2.52%	08/22/08	91,000,000

Lloyds TBS Group Plc, NY(b)	190,000,000	2.74%	08/07/09	190,000,000

Metlife Global Funding, Inc.(b)
	28,000,000	2.56%	09/12/08	28,000,000
	37,500,000	2.51%	10/06/08	37,500,000

Nordea Bank AB(b)	176,000,000	3.15%	08/24/09	176,000,000

Skandinaviska Enskilda Banken AB(b)
	43,000,000	2.67%	09/05/08	43,000,000
	110,000,000	2.47%	09/08/08	110,000,000

Total Corporate Notes — Variable Rates (Cost $865,700,000)				865,700,000

Medium Term Note — Variable Rate — 3.8%
American Express Bank FSB
	75,205,000	2.71%	10/10/08	75,205,000
	25,000,000	2.66%	11/07/08	25,000,000

Bank of Montreal (Chicago)(b)	248,700,000	2.96%	08/05/09	248,700,000

Citigroup Funding Inc.	200,000,000	2.69%	08/13/08	200,000,000

Goldman Sachs Group, Inc.(b)	122,500,000	2.51%	09/12/08	122,500,000

HSBC USA, Inc.	46,470,000	3.19%	08/14/09	46,470,000

ING USA Global Funding	73,970,000	3.14%	07/17/09	73,970,000

Royal Bank of Scotland Group Plc(b)	265,000,000	2.96%	09/26/08	265,000,000

Westpac Banking Corp., NY	25,000,000	2.75%	10/10/08	25,000,000

Total Medium Term Note — Variable Rate (Cost $1,081,845,000)				1,081,845,000

Master Notes — Variable Rate — 2.4%
Hartford Life Insurance Co.(a)	80,000,000	2.77%	08/01/09	80,000,000

ING USA Annuity & Life Insurance Co.(a)	30,000,000	2.71%	10/21/08	30,000,000

ING USA Annuity + Life Insurance Co.	100,000,000	3.17%	08/23/09	100,000,000

Metlife Insurance Co. of Connecticut(a)	50,000,000	2.55%	09/02/08	50,000,000

New York Life Insurance Co.(a)	282,405,000	3.00%	04/13/09	282,405,000

Transamerica Life Insurance Co.(a)	125,000,000	2.80%	09/01/09	125,000,000

Total Master Notes — Variable Rate (Cost $667,405,000)				667,405,000

Time Deposits — 1.7%
US Bank National Association	488,460,000	2.09%	08/01/08	488,460,000

Total Time Deposits (Cost $488,460,000)				488,460,000

Commercial Paper — 13.5%
ANZ National International Ltd.
	150,000,000	2.73%	08/07/08	149,931,750
	100,000,000	2.74%	09/15/08	99,657,500

Bank of America Corp.
	170,570,000	2.83%	08/19/08	170,328,729
	150,000,000	2.68%	09/12/08	149,530,650
	75,000,000	2.59%	09/18/08	74,741,000
	150,000,000	2.59%	10/06/08	149,288,850
	175,000,000	2.74%	12/08/08	173,281,165
	116,535,000	2.91%	12/16/08	115,243,585
	200,000,000	2.96%	12/31/08	197,504,667

Citigroup Funding Inc.
	29,800,000	2.75%	08/19/08	29,759,025
	29,800,000	2.75%	08/20/08	29,756,749
	50,000,000	2.79%	08/28/08	49,895,375
	250,000,000	2.78%	09/08/08	249,266,389
	200,000,000	2.94%	10/14/08	198,791,333

Danske Corp.	200,000,000	2.71%	09/17/08	199,292,389

DNB Norbank ASA, NY	325,000,000	2.97%	10/27/08	322,671,240

JP Morgan Chase & Co.	95,000,000	2.50%	08/11/08	94,934,028

KBC Financial Products International	30,000,000	2.77%	09/15/08	29,896,125

National Australia Funding (Delaware)	211,605,000	2.70%	10/02/08	210,621,037

Raiffeisen Zentralbank Osterreich	187,057,000	2.58%	08/18/08	186,829,102

Royal Bank of Scotland Group Plc	105,000,000	2.63%	09/11/08	104,685,496

San Paolo US Financial
	100,000,000	2.65%	09/15/08	99,668,750
	50,000,000	2.91%	12/02/08	49,503,729

Societe Generale North America, Inc.	125,000,000	2.80%	10/07/08	124,348,611

UBS Finance (Delaware)	300,000,000	2.65%	09/15/08	299,006,250

Unicredito Italiano Bank Ireland Plc	150,000,000	2.67%	08/12/08	149,877,625

2	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Portfolio (Institutional & Select Funds**)	July 31, 2008 (Unaudited)
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (continued)
Westpac Banking Corp.	$100,000,000	2.70%	10/03/08	$99,527,500

Total Commercial Paper (Cost $3,807,838,649)				3,807,838,649

Commercial Paper (Asset-Backed) — 16.0%
Alpine Securitzation	51,738,000	2.47%	08/06/08	51,720,251

Amstel Funding Corp.
	150,000,000	2.71%	08/12/08	149,875,792
	111,055,000	2.80%	08/13/08	110,951,349

Atlantis One Funding Corp.	97,000,000	2.70%	08/07/08	96,956,350

Barton Capital Corp.
	60,000,000	2.58%	08/11/08	59,957,000
	100,000,000	2.60%	08/11/08	99,927,778

Bryant Park Funding LLC	62,315,000	2.50%	08/20/08	62,232,779

Cafco, LLC
	50,000,000	2.80%	09/12/08	49,836,667
	250,000,000	2.76%	10/08/08	248,696,667
	100,000,000	2.81%	10/09/08	99,461,417

Chariot Funding LLC
	51,329,000	2.60%	08/11/08	51,291,929
	44,066,000	2.45%	08/20/08	44,009,020

Charta LLC	200,000,000	2.72%	08/06/08	199,924,444

Ciesco LLC
	180,000,000	2.62%	08/21/08	179,738,000
	100,000,000	2.77%	10/15/08	99,422,917
	70,000,000	2.77%	10/20/08	69,569,111

Concord Minutemen Capital Co. LLC	81,340,000	2.80%	08/25/08	81,188,165

CRC Funding LLC
	99,000,000	2.62%	08/22/08	98,848,695
	100,000,000	2.84%	10/02/08	99,510,889
	100,000,000	2.78%	10/08/08	99,474,889
	350,000,000	2.81%	10/09/08	348,114,958

Crown Point Capital Co.	94,185,000	2.80%	08/25/08	94,009,188

Falcon Asset Securitization Co. LLC
	100,000,000	2.50%	08/06/08	99,965,278
	27,895,000	2.52%	08/08/08	27,881,331
	100,000,000	2.60%	09/02/08	99,768,889
	85,755,000	2.60%	09/04/08	85,544,424
	40,000,000	2.60%	09/08/08	39,890,222

Galleon Capital LLC	299,400,000	2.92%	09/19/08	298,210,051

Grampian Funding LLC	100,000,000	2.59%	08/07/08	99,956,833

Liberty Street Funding LLC	42,000,000	2.70%	08/11/08	41,968,500

Park Avenue Receivables Corp.	129,047,000	2.46%	08/14/08	128,932,363

Ranger Funding Co. LLC
	60,680,000	2.60%	09/12/08	60,495,937
	177,000,000	2.63%	09/12/08	176,456,905
	300,000,000	2.62%	09/16/08	298,995,667

Salisbury Receivables Co. LLC
	21,000,000	2.70%	08/13/08	20,981,100
	11,000,000	2.70%	08/14/08	10,989,275

Scaldis Capital LLC	50,000,000	2.70%	08/07/08	49,977,500

Sheffield Receivables Corp.	100,000,000	2.55%	08/08/08	99,950,417

Variable Funding Capital Corp.	75,000,000	2.60%	08/05/08	74,978,333

Windmill Funding Corp.	73,000,000	2.79%	10/24/08	72,524,770

Yorktown Capital LLC
	63,788,000	2.58%	08/20/08	63,701,142
	45,210,000	2.60%	09/10/08	45,079,393
	106,000,000	2.63%	09/12/08	105,674,757

Total Commercial Paper (Asset-Backed) (Cost $4,496,641,342)				4,496,641,342

Face Amount	Issue	Value

Collateralized Advancements — 15.0%
$260,000,000	Citigroup Global Markets Inc., purchased on 07/31/08 to yield 2.34% to 08/01/08 collateralized by corporate obligations with an aggregate value of $265,200,000	260,000,000

290,000,000	Citigroup Global Markets Inc., purchased on 07/31/08 to yield 2.39% to 08/01/08 collateralized by corporate obligations with an aggregate value of $295,800,000.	290,000,000

840,000,000	Deutsche Bank Securities Inc., purchased on 07/31/08 to yield 2.34% to 08/01/08 collateralized by corporate obligations with an aggregate value of $856,800,000.	840,000,000

365,000,000	Deutsche Bank Securities Inc., purchased on 07/31/08 to yield 2.39% to 08/01/08 collateralized by corporate obligations with an aggregate value of $372,300,000.	365,000,000

100,000,000	Goldman Sachs & Co., purchased on 07/31/08 to yield 2.35% to 08/01/08 collateralized by corporate obligations with an aggregate value of $102,000,000.	100,000,000

60,000,000	Goldman Sachs & Co., purchased on 07/31/08 to yield 2.42% to 08/01/08 collateralized by corporate obligations with an aggregate value of $61,200,000	60,000,000

500,000,000	HSBC Securities (USA) Inc., purchased on 07/31/08 to yield 2.31% to 08/01/08 collateralized by corporate obligations with an aggregate value of $510,000,000	500,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	3

Merrill Lynch Institutional Portfolio (Institutional & Select Funds**)	July 31, 2008 (Unaudited)
Schedule of Investments (concluded)

Face Amount	Issue	Value

Collateralized Advancements (continued)
$600,000,000	JP Morgan Securities Inc., purchased on 07/31/08 to yield 2.39% to 08/01/08 collateralized by corporate obligations with an aggregate value of $612,000,000	$600,000,000

1,200,000,000	Morgan Stanley & Co. Inc., purchased on 07/31/08 to yield 2.31% to 08/01/08 collateralized by corporate obligations with an aggregate value of $1,224,000,000	1,200,000,000

Total Collateralized Advancements (Cost $4,215,000,000)		4,215,000,000

Repurchase Agreements — 6.0%
1,400,000,000	Barclays Capital Inc., purchased on 07/31/08 to yield 2.34% to 08/08/08 collateralized by federal obligations with an aggregate value of $1,428,000,000.	1,400,000,000

287,000,000	Morgan Stanley & Co. Inc., purchased on 07/31/08 to yield 2.16% to 08/01/08 collateralized by federal obligations with an aggregate value of $292,740,000.	287,000,000

Total Repurchase Agreements (Cost $1,687,000,000)		1,687,000,000

Total Investments In Securities — 100.0% (Cost $28,108,613,987)		$28,108,613,987

Note — Costs for federal income tax purposes is $28,108,613,987.

*

Commercial Paper and some U.S. Government and Agency issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Fund. Other securities bear interest at the rates shown; payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2008. For variable rate instruments, the next date on which the interest rates is to be adjusted is deemed the maturity date for valuation.

**

Merrill Lynch Institutional and Merrill Lynch Institutional Select (“the Funds”) are both Feeder funds which invest all of thier assets in the Merrill Lynch Institutional Portfolio (the “Master Fund”), a series of the Master Institutional Money Market LLC. Each of the Funds and the Master Fund have the same investment objectives and strategies.

(a)

Restricted securities — Investment in securities not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,405,000 or 2.4% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,410,900,000 or 5.0% of total investments.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

4	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$28,108,613,987
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$28,108,613,987
===============================================================================

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Alabama — 2.6%
$100,000,000	ALABAMA HSG FIN AUTH MTG REV VAR SER H 2.44% due 05/01/2010	$100,000,000

10,550,000	ALABAMA HSG FIN AUTH MULTI REF HUNTER RIDGE APTS F 2.29% due 12/01/2035	10,550,000

9,565,000	ALABAMA HSG FIN AUTH SER H 2.44% due 06/01/2009	9,565,000

7,300,000	ALABAMA HSG FIN AUTH SINGLE PUTTERS SER 1954 2.49% due 04/01/2014 (a)	7,300,000

4,140,000	ALABAMA ST PUB SCH + COLLEGE ROCS RR II R 11310 2.26% due 12/01/2025 (a)	4,140,000

10,535,000	AUBURN UNIV AL GEN FEE REV ROCS RR II R 784PB 2.39% due 06/01/2035 (a)	10,535,000

875,000	BIRMINGHAM AL PUB PK + REC BRD REF YMCA PJ 2.31% due 06/01/2016	875,000

28,290,000	BIRMINGHAM AL WTRWKS + SWR BRD EAGLE 20060132 CL A 2.92% due 01/01/2043 (a)	28,290,000

10,100,000	BIRMINGHAM AL WTRWKS + SWR BRD SER 2707 2.44% due 01/01/2043 (a)	10,100,000

30,000,000	COLUMBIA AL INDL DEV BRD REV VAR ALA PWR CO PJ 2.20% due 11/01/2021	30,000,000

21,540,000	COLUMBIA AL INDL POLLUTN CTL ADJ REF AL PWR CO PJ SER A 2.10% due 05/01/2022	21,540,000

4,800,000	DECATUR AL INDL DEV BRD ENVIRO VAR BP AMOCOC CHEM CO PROJ 2.25% due 11/01/2035	4,800,000

35,000,000	DECATUR AL INDL DEV BRD REF NUCOR STEEL DECATUR A 2.25% due 08/01/2036	35,000,000

12,300,000	DFA MUN TR VARIOUS STS FLOATING CTFS SER 2008 23 RELA 2.54% due 12/01/2021 (a)	12,300,000

6,570,000	HOMEWOOD ALA MED CLINIC BRD VAR LAKESHORE FNDTN PROJ 2.33% due 11/01/2024	6,570,000

7,000,000	HUNTSVILLE AL EDL BLDG AUTH OAKWOOD COLLEGE INC PROJ 2.20% due 09/01/2026	7,000,000

96,350,000	LOWER AL GAS DIST AL GAS SER A 2.15% due 11/01/2027	96,350,000

22,800,000	MACON TR VAR STS CTFS BOA SER 2007 306 2.28% due 03/01/2012 (a)	22,800,000

16,500,000	MILLPORT AL INDL DEV AUTH STEEL DUST RECYCLING PROJ 2.39% due 12/01/2037	16,500,000

16,000,000	MOBILE AL INDL POLLUTN CTL VAR ALABAMA PWR CO BARRY PLANT 2.00% due 07/15/2034	16,000,000

3,435,000	TUSCALOOSA AL BLDG AUTH REV AMERICAN CHRISTIAN ED PJ 2.31% due 01/01/2023	3,435,000

6,700,000	TUSCALOOSA CNTY AL INDL DEV AU TUSCALOOSA A RMKT 1SEP04 2.25% due 09/01/2020	6,700,000

39,600,000	WEST JEFFERSON AL INDL DEV DAILY REF AL PWR CO PJ 2.15% due 06/01/2028	39,600,000

Alaska — 0.9%
28,000,000	VALDEZ AK MARINE TERM REV PHILLIPS A RMKT 6 1 04 2.18% due 05/01/2031	28,000,000

26,000,000	VALDEZ AK MARINE TERM REV REF PHILLIPS B RMKT 2.35% due 05/01/2031	26,000,000

24,400,000	VALDEZ AK MARINE TERM REV REF PHILLIPS PJ C RMKT 2.07% due 05/01/2031	24,400,000

94,250,000	VALDEZ AK MARINE TERM REV VAR REF BP PIPELINES PJ SER B 2.10% due 07/01/2037	94,250,000

Arizona — 1.2%
6,700,000	ARIZONA HEALTH FACS AUTH REV BANNER HEALTH SER C 2.15% due 01/01/2035	6,700,000

5,800,000	ARIZONA ST TRANSN BRD HWY REV ROCS RR II R 6098 2.24% due 07/01/2029 (a)	5,800,000

10,270,000	COCONINO CNTY AZ POLLUTN CORP AZ PUB SVC CO PJ 2.35% due 11/01/2033	10,270,000

57,995,000	DEUTSCHE BK SPEARS/LIFERS TR SPEARS DBE 150 RELATING 2.34% due 12/01/2037 (a)	57,995,000

23,000,000	MARICOPA CNTY AZ HLTH FACS REV PUTTERS SER 420 2.40% due 01/01/2010 (a)	23,000,000

40,685,000	MORGAN KEEGAN MUN PRODS INC TR RCPTS SER A 2.44% due 02/02/2009 (a)	40,685,000

2,280,000	PHOENIX AZ INDL DEV AUTH REV VALLEY OF THE SUN YMCA PJ 2.25% due 01/01/2031	2,280,000

31,650,000	PIMA CNTY AZ INDL DEV AUTH INDL DEV TUCSON ELEC PWR 2.15% due 09/01/2029	31,650,000

35,000,000	SALT RIV PRJ AZ 1.55% due 09/09/2008	35,000,000

14,000,000	SALT RIVER PROJ AZ AGRIC IMPT EAGLE 2.25% due 01/01/2037 (a)	14,000,000

Arkansas — 0.6%
4,865,000	ARKANSAS ST DEV FIN AUTH AMT MTG BKD SECS PROG E 2.34% due 01/01/2037	4,865,000

13,285,000	ARKANSAS ST DEV FIN AUTH SIN AMT MTG BKD SECS/MTG LNS C 2.34% due 01/01/2038	13,285,000

71,190,000	MORGAN KEEGAN MUN PRODS INC TR RCPTS SER D 2.54% due 02/01/2010 (a)	71,190,000

19,445,000	NORTHWEST AR REGL ARPT AUTH REF SER A 2.39% due 02/01/2021	19,445,000

6,650,000	PULASKI CNTY AR PUB FACS BRD HSG CHAPELRIDGE SOUTH WEST 2.39% due 10/01/2034	6,650,000

California — 2.4%
20,000,000	ARCADIA CA UNI SCH DIST EAGLE 20070023 CL A 2.33% due 08/01/2037 (a)	20,000,000

40,000,000	CALIFORNIA HOME MTG FIN AUTH REF DRAW DOWN 2.20% due 09/01/2050	40,000,000

45,000	CALIFORNIA ST SER 2002 2.37% due 08/01/2030 (a)	45,000

18,920,000	CALIFORNIA ST SER 2003 2.37% due 08/01/2030 (a)	18,920,000

40,300,000	CALIFORNIA ST SER 2670 2.36% due 11/01/2037 (a)	40,300,000

24,070,000	CALIFORNIA STATEWID CMNTYS DEV FLOATERS SER 2635 2.44% due 04/01/2033 (a)	24,070,000

25,037,900	LOS ANGELES CA SNGL FAM HOME DRAW DOWN 2.41% due 10/01/2040	25,037,900

92,300,000	LOS ANGELES CA TAX REV ANTIC NTS 3.00% due 06/30/2009	93,563,587

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	1

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (continued)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

California — (concluded)
$163,300,000	SACRAMENTO CNTY CA TAX REV ANTIC NTS SER A 2.50% due 08/07/2009	$164,787,925

40,000,000	STATE OF CA G.O. 1.46% due 08/13/2008	40,000,000

Colorado — 2.8%
6,060,000	ADAMS CNTY COLO SCH DIST 014 ROCS RR II R 8091 2.39% due 12/01/2031 (a)	6,060,000

8,770,000	AURORA CO CTFS PARTN REF 2.10% due 12/01/2030	8,770,000

6,400,000	AURORA CO HOSP REV REF CHILDRENS HOSP ASSN PROJ B 2.00% due 12/01/2036	6,400,000

16,850,000	AUSTIN TR VAR STA CTFS BOA SER 2007 319 2.28% due 06/07/2010 (a)	16,850,000

5,000,000	AVON CO URBAN RENEWAL AUTH TOWN CTR WEST AREA URBAN 2.25% due 06/01/2032	5,000,000

30,000,000	CO HSG FIN AUTH SINGLE AMT CL I SER A 3 2.35% due 05/01/2038	30,000,000

7,700,000	CO HSG FIN AUTH SINGLE FAMILY ADJ AMT CL 1 B 3 2.35% due 11/01/2036	7,700,000

25,000,000	COLO HSG FIN AUTH SINGLE ADJ AMT CL I SER B2 2.35% due 05/01/2038	25,000,000

7,155,000	COLORADO DEPT TRANS REV PUTTERS SER 318 2.49% due 06/15/2015 (a)	7,155,000

14,660,000	COLORADO EDL + CULTURAL FACS A STUDENT HSG FULLER PROJ 2.48% due 08/01/2035	14,660,000

21,330,000	COLORADO EDL + CULTURAL FACS ADJ SOUTHEASTERN CA PROJS 2.20% due 06/01/2038	21,330,000

22,180,000	COLORADO EDL + CULTURAL FACS EOP CHAROLETTE JW LLC PJ A 2.23% due 09/01/2035	22,180,000

10,710,000	COLORADO EDL + CULTURAL FACS FULLER THEOLOGICAL PROJ 2.48% due 08/01/2038	10,710,000

13,000,000	COLORADO EDL + CULTURAL FACS VAR NATURE CONSERVY SER A TE 2.20% due 07/01/2033	13,000,000

5,265,000	COLORADO EDL CULTURAL FACS MUSEUM CONTEMPORARY ART DENVER 2.46% due 04/01/2037	5,265,000

12,400,000	COLORADO HEALTH FACS AUTH REV CATHOLIC HEALTH SER B 6 2.40% due 03/01/2044	12,400,000

22,980,000	COLORADO HEALTH FACS AUTH REV PUTTERS SER 1739 2.29% due 03/01/2010 (a)	22,980,000

32,125,000	COLORADO HLTH RETIREMENT FACS PUTTERS SER 1390 2.29% due 07/15/2020 (a)	32,125,000

2,000,000	COLORADO HSG + FIN AUTH READY FOODS INC PROJ SER A 2.32% due 01/01/2032	2,000,000

17,000,000	COLORADO SPRINGS CO UTILS REV MUN SECS TR RCPTS SER SGA 88 2.30% due 11/15/2028 (a)	17,000,000

47,000,000	COLORADO SPRINGS CO UTILS REV REF SUB LIEN SER A 2.18% due 11/01/2023	47,000,000

89,500,000	COLORADO ST GEN FD REV TAX + REV ANTIC NTS 3.00% due 06/26/2009	90,538,517

4,245,000	ERIE CO CTFS PARTN ADJ 2.30% due 11/01/2035	4,245,000

5,300,000	GOLDSMITH MET DIST CO 2.34% due 12/01/2034	5,300,000

10,000,000	REGIONAL TRANSN DIST CO SALES EAGLE 20060120 CL A 2.40% due 11/01/2036 (a)	10,000,000

26,705,000	REGIONAL TRANSN DIST CO SALES ROCS RR II R 10117 2.28% due 11/01/2036 (a)	26,705,000

6,000,000	SOUTHGLENN MET DIST CO SPL 2.29% due 12/01/2030	6,000,000

3,465,000	TELLURIDE CO EXCISE TAX REV VY FLOOR OPEN SPACE PROJ 2.30% due 12/01/2036	3,465,000

15,310,000	TRAER CREEK MET DIST CO REV AVON 2.25% due 10/01/2021	15,310,000

4,620,000	UNIVERSITY CO ENTERPRISE SYS ROCS RR II R 12144 2.41% due 06/01/2030 (a)	4,620,000

26,500,000	UNIVERSITY CO HOSP ROCS RR II R 573CE 2.28% due 11/15/2040 (a)	26,500,000

10,450,000	WESTMINSTER CO ECONOMIC DEV NORTH HURON URBAN RENEWAL 2.25% due 12/01/2028	10,450,000

Connecticut — 0.1%
8,340,000	CONNECTICUT ST HEALTH + EDL F YALE NEW HAVEN HOSP SER K2 1.95% due 07/01/2025	8,340,000

2,900,000	CONNECTICUT ST HEALTH + EDL YALE NEW HAVEN HOSP SER L1 1.95% due 07/01/2036	2,900,000

7,835,000	CONNECTICUT ST HEALTH EDL FACS VAR YALE NEW HAVEN HOSP SER K1 1.95% due 07/01/2025	7,835,000

Delaware — 0.1%
21,265,835	GS POOL TR DEL FLOATER SER 2005 1 2.32% due 06/02/2012 (a)	21,265,835

District of Columbia — 1.1%
10,500,000	DISTRICT COLUMBIA HSG FIN AGY AMT SER B 3.55% due 11/03/2008	10,500,000

5,725,000	DISTRICT COLUMBIA HSG FIN AGY PUTTERS SER 895 2.59% due 01/01/2013 (a)	5,725,000

14,000,000	DISTRICT COLUMBIA REF SER C 2.10% due 06/01/2027	14,000,000

15,515,000	DISTRICT COLUMBIA REV EAGLE 20070121 CL A 2.30% due 10/01/2037 (a)	15,515,000

15,475,000	DISTRICT COLUMBIA REV PARS TRANCHE 2 SER A 2.16% due 08/15/2038	15,475,000

11,525,000	DISTRICT COLUMBIA REV PARS TRANCHE 3 SER A 2.16% due 08/15/2038	11,525,000

10,000,000	DISTRICT COLUMBIA REV POPULATION SVCS INTL 2.20% due 11/01/2042	10,000,000

5,000,000	DISTRICT COLUMBIA REV REF HOWARD B RMKT 2.15% due 10/01/2026	5,000,000

9,955,000	DISTRICT COLUMBIA SER C 2.20% due 06/01/2026	9,955,000

9,490,000	DISTRICT COLUMBIA VAR REF SER B 2.20% due 06/01/2034	9,490,000

22,430,000	DISTRICT COLUMBIA VAR REF SER D 2.14% due 06/01/2029	22,430,000

13,085,000	DISTRICT COLUMBIA VAR REF SER D 2.14% due 06/01/2034	13,085,000

45,100,000	DISTRICT OF COLUMBIA 1.55% due 09/11/2008	45,100,000

14,465,000	METROLPOLITAN WASHINGTON DC PUTTERS SER 2070 2.64% due 10/01/2010 (a)	14,465,000

22,600,000	METROPOLITAN WASH DC ARPTS EAGLE 20060008CL A 2.47% due 10/01/2035 (a)	22,600,000

2	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (continued)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Florida — 6.8%
$5,240,000	AUSTIN TR VAR STS VAR CTFS BOA SER 2008 1117 2.26% due 08/15/2033 (a)	$5,240,000

21,610,000	BB+T MUN TR VARIOUS STS SER 2042 2.26% due 02/15/2021 (a)	21,610,000

5,000,000	BREVARD CNTY FL HLTH FACS AUTH VAR WUESTHOFF HLTH SYS INC PJ 2.20% due 01/01/2034	5,000,000

35,960,000	CTY OF JACKSONVILLE 1.60% due 10/09/2008	35,960,000

14,600,000	CTY OF JACKSONVILLE 1.67% due 09/12/2008	14,600,000

11,335,000	DEUTSCHE BK SPEARS LIFERS TR SPEARS DB 492 2.30% due 06/01/2037 (a)	11,335,000

25,015,000	DEUTSCHE BK SPEARS LIFERS TR SPEARS SER DB 645 2.33% due 10/01/2038 (a)	25,015,000

10,350,000	DFA MUN TR VARIOUS STS FLOATING CTFS SER 2008 30 2.54% due 10/01/2036	10,350,000

11,710,000	ECLIPSE FDG TR 2007 0036 SOLAR ECLIPSE VOLUS 2.54% due 08/01/2032 (a)	11,710,000

20,665,000	ECLIPSE FDG TR 2007 45 SOLAR ECLIPSE MIAMI 2.50% due 04/01/2037 (a)	20,665,000

10,345,000	ECLIPSE FDR TR 2006 0149 SOLAR ECLIPSE PALM 3.65% due 08/01/2012 (a)	10,345,000

8,000,000	FL HSG FIN CORP MULTIFAMILY ROCS RR II R 600CE 2.36% due 07/01/2043 (a)	8,000,000

3,000,000	FLORIDA ST BRD ED PUB ED MERLOTS SER D193 2.24% due 06/01/2023 (a)	3,000,000

20,000,000	FLORIDA ST BRD ED PUB ED MUN SECS TR RCPTS SER SGA 102 2.30% due 06/01/2029 (a)	20,000,000

3,720,000	FLORIDA ST BRD ED PUB ED PUTTERS SER 2850 2.29% due 12/01/2013 (a)	3,720,000

4,500,000	FLORIDA ST BRD ED PUB ED ROCS RR II R 12067 2.25% due 06/01/2035 (a)	4,500,000

10,670,000	FLORIDA ST BRD ED ROCS RR II R 9250 2.21% due 06/01/2038 (a)	10,670,000

34,060,000	FLORIDA ST MERLOTS A 22 2.03% due 07/01/2027 (a)	34,060,000

4,770,000	FLORIDA ST TPK AUTH TPK REV PUTTER SER 2514 2.29% due 07/01/2015 (a)	4,770,000

10,000,000	HIGHLANDS CNTY FL HEALTH FACS HOSP ADVENTIST HLTH SYS A 2 2.22% due 11/15/2037	10,000,000

5,000,000	HIGHLANDS CNTY FL HEALTH FACS REF HOSP B 3 RMKT 2.20% due 11/15/2031	5,000,000

5,000,000	HIGHLANDS CNTY FL HEALTH FACS VAR ADVENTIST A 2.20% due 11/15/2034	5,000,000

10,000,000	HIGHLANDS CNTY FL HEALTH FACS VAR HOSP ADVENTIST HLTH SYS C 2.22% due 11/15/2021	10,000,000

6,600,000	HILLSBOROUGH CNTY FL HSG FIN MTG MERIDIAN POINTE APTS PJ 2.30% due 08/15/2037	6,600,000

9,555,000	HILLSBOROUGH CNTY FL SOLID SER 50TP 2.31% due 09/01/2034 (a)	9,555,000

10,550,000	INDIAN RIVER CNTY HS 1.60% due 09/05/2008	10,550,000

11,000,000	JACKSONVILLE FL CAP PROJ REV SER B 2.20% due 10/01/2034	11,000,000

10,000,000	JACKSONVILLE FL HLTH FACS HOSP SER A 2.17% due 08/15/2033	10,000,000

41,200,000	JACKSONVILLE FL TRANSN REV SER A 2.25% due 10/01/2032	41,200,000

4,000,000	JACKSONVILLE FL TRANSN REV SER B 2.18% due 10/01/2027	4,000,000

25,905,000	JEA FL ELEC SYS REV FRN SER THREE B 1 2.18% due 10/01/2040	25,905,000

8,965,000	JEA FL ELEC SYS REV FRN SER THREE B 2 2.18% due 10/01/2040	8,965,000

15,000,000	JEA FL ELEC SYS REV FRN SER THREE C 1 2.00% due 10/01/2034	15,000,000

32,480,000	JEA FL ELEC SYS REV FRN SUB SER B 2.00% due 10/01/2031	32,480,000

43,200,000	JEA FL ELEC SYS REV SER THREE A 1.95% due 10/01/2036	43,200,000

13,405,000	JEA FL ELEC SYS REV SER THREE C 3 2.00% due 10/01/2038	13,405,000

15,300,000	JEA FL ELEC SYS REV SER THREE D 2 2.15% due 10/01/2037	15,300,000

65,190,000	JEA FLA WTR + SWR SYS REV SER B 2.10% due 10/01/2041	65,190,000

17,890,000	JEA FLA WTR + SWR SYS REV SUB SER A 2 2.10% due 10/01/2038	17,890,000

30,000,000	JEA FLA WTR + SWR SYS REV VAR SER A 2 2.10% due 10/01/2042	30,000,000

8,100,000	LAKELAND FL ENERGY SYS REV REF SER A 2.05% due 10/01/2037	8,100,000

6,100,000	LAKELAND FL ENERGY SYS REV REF SER B 2.17% due 10/01/2037	6,100,000

55,605,000	LEE CNTY FL HOSP BRD MEM HLTH SYS B RMK 2.60% due 04/01/2027	55,605,000

32,500,000	LEE CNTY FL HOSP BRD VAR MEM HLTH SYS A RMK 2.60% due 04/01/2025	32,500,000

16,500,000	LEE CNTY FL HOSP BRD VAR MEM HLTH SYS C RMK 1/10/02 3.35% due 04/01/2018	16,500,000

39,010,000	MIAMI DADE CNTY FL EDL FACS SER 2744 2.29% due 04/01/2038 (a)	39,010,000

8,400,000	MIAMI DADE CNTY FL INDL DEV WASTE MAMAGEMENT INC PROJ 2.40% due 09/01/2027	8,400,000

10,000,000	MIAMI DADE CNTY FLA AVIATION EAGLE 20070108 CL A 2.35% due 10/01/2039 (a)	10,000,000

12,925,000	ORANGE CNTY FL EDL FACS AUTH ADJ ROLLINS COLLEGE PJ 2.17% due 05/01/2031	12,925,000

27,500,000	ORANGE CNTY FL HLTH FACS AUTH HOSP ORLANDO REGL SER D 2.17% due 10/01/2026	27,500,000

30,000,000	ORLANDO + ORNG CNTY EXPWY FL 2.10% due 07/01/2040	30,000,000

28,750,000	ORLANDO + ORNG CNTY EXPWY FL EAGLE 20070081 CL A 2.75% due 07/01/2042 (a)	28,750,000

20,000,000	ORLANDO + ORNG CNTY EXPWY FL REF SUBSER B 2 2.65% due 07/01/2040	20,000,000

75,000,000	ORLANDO FL UTILS COMMN UTIL 2.05% due 10/01/2033	75,000,000

10,500,000	PALM BEACH CNTY FL EDL FACS VAR EDL FACS ATLANTIC UNIV INC 2.20% due 04/01/2033	10,500,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	3

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Florida — (concluded)
$8,040,000	PEMBROKE PINES FL CAP IMPT REV REF SUSAN B ANTHONY CTR 2.20% due 10/01/2038	$8,040,000

5,655,000	POLK CNTY FL INDL DEV AUTH REV LIFEPATH HOSPICE PROJ 2.20% due 08/01/2028	5,655,000

11,800,000	POLK CNTY FL INDL DEV AUTH REV WINTER HAVEN HOSP PJ SER ACONV 2.17% due 09/01/2034	11,800,000

12,000,000	POLK CNTY FL INDL DEV AUTH REV WINTER HAVEN HOSP PJ SER BCONV 2.17% due 09/01/2034	12,000,000

14,070,000	SARASOTA CNTY FL CONTINUING CR REF GLENRIDGE PALMER PROJ 2.22% due 06/01/2036	14,070,000

11,000,000	ST JOHNS CNTY FL INDL DEV FLAGLER HOSP INC SER A 2.20% due 12/15/2026	11,000,000

24,000,000	ST JOHNS CNTY FL INDL DEV FLAGLER HOSP INC SER B 2.20% due 12/15/2026	24,000,000

191,885,000	ST LUCIE CNTY FL POLLUTN CTL REF FL PWR + LT CO PROJ 2.19% due 09/01/2028	191,885,000

7,375,000	TALLAHASSEE FL ENERGY SYS REV ROCS RR II R 12176 2.51% due 10/01/2035 (a)	7,375,000

Georgia — 2.8%
14,540,000	ALPHARETTA GA 2.20% due 01/01/2038	14,540,000

16,600,000	APPLING CNTY GA DEV AUTH POLTN DAILY GA PWR CO PLT HATCH PJ 2.17% due 09/01/2029	16,600,000

12,000,000	ATLANTA GA URBAN RESIDENTIAL ALTA COVENTRY STATION APTS 2.39% due 12/01/2040	12,000,000

7,000,000	ATLANTA GA URBAN RESIDENTIAL F HSG LINDBERGH CITY CTR APT 2.49% due 11/01/2044	7,000,000

7,000,000	ATLANTA GA URBAN RESIDENTIAL HSG M STREET APTS PROJ 2.49% due 03/01/2043	7,000,000

25,000,000	ATLANTA GA WTR + WASTEWTR REV 2.11% due 11/01/2041	25,000,000

11,660,000	ATLANTA GA WTR + WASTEWTR REV EAGLE 720050009 CL A 2.73% due 11/01/2043 (a)	11,660,000

37,700,000	BURKE CNTY GA DEV AUTH POLLUTN BOGTLE PJ 2ND RMKT 2.17% due 10/01/2032	37,700,000

7,900,000	BURKE CNTY GA DEV AUTH POLLUTN GA POWER CO PLT VOGTLE 1ST SER 2.10% due 09/01/2030	7,900,000

37,300,000	BURKE CNTY GA DEV AUTH POLLUTN GA PWR PLANT RMKT 2.18% due 10/01/2032	37,300,000

7,800,000	BURKE CNTY GA DEV AUTH POLLUTN VIGTLE PJ 3RD RMK 2.10% due 10/01/2032	7,800,000

3,290,000	CLAYTON CNTY GA HSG AUTH MULTI PROVENCE PL APTS PJ 2.39% due 10/01/2041	3,290,000

6,125,000	CLAYTON CNTY GA LIONS GROUP INC PROJ 2.44% due 03/01/2023	6,125,000

14,785,000	COBB CNTY GA DEV AUTH REV REF IMPT PRESBYTERIAN B 2.40% due 07/01/2034	14,785,000

11,850,000	COBB CNTY GA HSG AUTH MLT FAM VAR WALTON RESERVE APTS PROJ 2.34% due 10/01/2035	11,850,000

9,095,000	COLQUITT CNTY GA HOSP AUTH REV ANTIC CTFS 2.30% due 03/01/2023	9,095,000

12,930,000	DE KALB CNTY GA HOSP AUTH REV DEKALB MED CTR INC PJ 2.20% due 09/01/2035	12,930,000

12,240,000	DE KALB PRIVATE HOSP AUTH GA VAR CHILDRENS HLTHCARE ATLANTA 2.17% due 07/01/2042	12,240,000

12,525,000	EAST POINT GA HSG AUTH HSG EAGLES CREST APTS PROJ 2.32% due 06/01/2036	12,525,000

10,080,000	FLOYD CNTY GA DEV AUTH POLLUTN ADJ GA PWR CO PLT HAMMOND PROJ 2.17% due 09/01/2026	10,080,000

10,000,000	FLOYD CNTY GA DEV AUTH REV BERRY COLLEGE 2.20% due 06/01/2038	10,000,000

7,200,000	FULTON CNTY GA DEV AUTH INDL ADJ REF SIEMENS ENERGY INC PJ 2.24% due 12/15/2014	7,200,000

3,500,000	FULTON CNTY GA DEV AUTH REV REF GA TECH FACS PJ SER A 2.40% due 05/01/2037	3,500,000

8,000,000	FULTON CNTY GA DEV AUTH REV SHEPHERD CENTER INC PROJ 2.20% due 09/01/2035	8,000,000

12,000,000	FULTON CNTY GA DEV AUTH REV THE LOVETT SCH PROJ 2.20% due 04/01/2033	12,000,000

8,315,000	FULTON CNTY GA DEV AUTH REV VAR CHILDRENS HLTHCARE ATLANTA 2.17% due 07/01/2042	8,315,000

6,000,000	FULTON CNTY GA DEV AUTH REV WOODWARD ACADEMY INC PROJ 2.20% due 12/01/2033	6,000,000

1,645,000	FULTON CNTY GA WTR + SEW REV ROCS RR II R 12142 2.41% due 01/01/2035 (a)	1,645,000

2,910,000	GAINESVILLE + HALL CNTY GA ATEX INC PROJ 2.39% due 09/01/2023	2,910,000

3,905,000	GAINESVILLE + HALL CNTY GA SR LIVING FAC LANIER VLG C 2.20% due 11/15/2030	3,905,000

7,160,000	GEORGIA ST HSG FIN AUTH REV MERLOTS SER B11 2.34% due 12/01/2036 (a)	7,160,000

5,000,000	GWINNETT CNTY GA DEV AUTH REV WESLEYAN SCH INC PJ 2.20% due 09/01/2025	5,000,000

6,945,000	GWINNETT CNTY GA HOSP AUTH REV GWINNETT HOSP SYS PJ SER A 2.17% due 07/01/2034	6,945,000

8,975,000	GWINNETT CNTY GA HOSP AUTH REV GWINNETT HOSP SYS PJ SER B 2.17% due 07/01/2042	8,975,000

10,475,000	GWINNETT CNTY GA SCH DIST FLOATERS SER 2792 2.26% due 02/01/2032 (a)	10,475,000

5,000,000	GWINNETT CNTY GA SCH DIST MERLOTS SER D191 2.24% due 02/01/2016	5,000,000

7,000,000	HOUSING AUTHORITY OD FAYETTE YETTE CMNTY HOSP PROJ 2.20% due 06/01/2037	7,000,000

19,755,000	METRO ATLANTA RPD TRNST GA TAX PUTTERS SER 312 2.34% due 07/01/2021 (a)	19,755,000

9,000,000	METRO ATLANTA RPD TRNST GA TAX SER A 2.05% due 07/01/2025	9,000,000

5,000,000	MONROE CNTY GA POLLUTN CTL REV GA PWR 2ND RMKT 2.17% due 12/01/2041	5,000,000

11,700,000	MONROE CNTY GA POLLUTN CTL REV SCHERE P J 1ST RMK 2.22% due 04/01/2032	11,700,000

7,400,000	PRIVATE COLLEGES + UNIVS AUTH EMORY C 4 RMKT 2.14% due 09/01/2036	7,400,000

16,000,000	PRIVATE COLLEGES + UNIVS AUTH EMORY UNIV C1 RMKT 2.40% due 09/01/2036	16,000,000

16,300,000	PRIVATE COLLEGES + UNIVS AUTH EMORY UNIV C2 RMKT 2.40% due 09/01/2024	16,300,000

4	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Georgia — (concluded)
$18,000,000	PRIVATE COLLEGES + UNIVS AUTH EMORY UNIV C5 RMKT 2.40% due 09/01/2036	$18,000,000

9,015,000	PRIVATE COLLEGES + UNIVS AUTH MERCER UNIV PJ 2.23% due 10/01/2032	9,015,000

8,700,000	PRIVATE COLLEGES + UNIVS AUTH REF MERCER UNIV SER C 2.23% due 10/01/2031	8,700,000

7,500,000	PRIVATE COLLEGES + UNIVS AUTH VAR EMORY C3 RMKT 2.14% due 09/01/2024	7,500,000

6,000,000	PUTNAM CNTY GA DEV AUTH GA PWR PLANT BRANCH 1ST SER 97 2.10% due 07/14/2009	6,000,000

10,200,000	PUTNAM CNTY GA DEV AUTH POLL DAILY GA PWR CO PLT BRANCH PJ 2.17% due 03/01/2024	10,200,000

1,200,000	THOMASTON UPSON CNTY GA INDL D THOMASTON MANUFACTURING PJ 2.34% due 12/01/2011	1,200,000

11,800,000	WALKER DADE CATOOSA CNTYS GA VAR ANTIC CTFS HUTCHESON MED 2.29% due 10/01/2028	11,800,000

Hawaii — 0.4%
15,000,000	HAWAII ST DEPT BUDGET FIN SPL PUTTERS SER 834 2.29% due 07/01/2009 (a)	15,000,000

4,950,000	HAWAII ST EAGLE 20080002 CL A 2.24% due 05/01/2028 (a)	4,950,000

10,000,000	HAWAII ST FLOATERS SER 2726 2.26% due 05/01/2025 (a)	10,000,000

5,625,000	HAWAII ST FLOATERS SER 2741 2.26% due 05/01/2016 (a)	5,625,000

14,175,000	HAWAII ST ROCS RR II R 6062 2.39% due 03/01/2026 (a)	14,175,000

7,500,000	HONOLULU HAWAII CITY CNTY ROCS II R 12066 2.40% due 07/01/2024 (a)	7,500,000

26,060,000	HONOLULU HI CITY + CNTY PUTTERS SER 1475 2.49% due 07/01/2014 (a)	26,060,000

Idaho — 0.3%
6,700,000	IDAHO HEALTH FACS AUTH REV VAR ASCENSION HLTH SR CR SER D 2.00% due 11/15/2026	6,700,000

5,825,000	IDAHO HSG + FIN ASSN HSG REV VAR BALMORAL APTS PJ 2.42% due 05/01/2032	5,825,000

4,600,000	IDAHO HSG + FIN SSN HSG REV BALMORAL APTS II DEV 2.42% due 04/01/2033	4,600,000

19,000,000	IDAHO ST BLDG AUTH BLDG REV REF PRISON FACS PROJ ER A 2.23% due 09/01/2025	19,000,000

27,800,000	IDAHO ST TAX ANTIC NTS 3.00% due 06/30/2009	28,118,923

775,000	MADISON IDAHO ECON DEV CORP IN FLOYD WILCOX + SONS INC PJ 2.41% due 08/01/2012	775,000

Illinois — 5.2%
1,705,000	AURORA IL INDL DEV REV AZTECH ENG INC PROJ 2.52% due 10/01/2018	1,705,000

13,655,000	CHICAGO IL 2.46% due 06/01/2026 (a)	13,655,000

4,470,000	CHICAGO IL BRD ED PUTTERS SER 2391 2.44% due 12/01/2015 (a)	4,470,000

5,800,000	CHICAGO IL EAGLE 20080016 CL A 2.24% due 01/01/2037 (a)	5,800,000

7,000,000	CHICAGO IL INDL DEV REV 2.40% due 06/01/2022	7,000,000

6,995,000	CHICAGO IL MERLOTS SER D179 2.34% due 01/01/2025 (a)	6,995,000

7,185,000	CHICAGO IL MET WTR RCLMTN DIST PUTTERS SER 2854 2.29% due 06/01/2014 (a)	7,185,000

21,550,000	CHICAGO IL MET WTR RCLMTN DIST ROCS RR II R 11525 2.24% due 12/01/2032 (a)	21,550,000

4,030,000	CHICAGO IL MOTOR FUEL TAX REV FLOATERS SER 2757 2.46% due 01/01/2038 (a)	4,030,000

14,500,000	CHICAGO IL OHARE INTL ARPT REV PUTTERS SER 670 2.79% due 01/01/2012 (a)	14,500,000

4,110,000	CHICAGO IL OHARE INTL ARPT REV ROCS RR II R 239 2.82% due 01/01/2022	4,110,000

8,000,000	CHICAGO IL OHARE INTL ARPT SPL OHARE TECH CTR II PROJ 2.40% due 03/01/2037	8,000,000

4,815,000	CHICAGO IL ROCS RR II R 10267 2.13% due 01/01/2042 (a)	4,815,000

3,300,000	CHICAGO IL SOLID WAST DISP FAC VAR GROOT INDS INC PROJ 3.20% due 12/01/2015	3,300,000

7,000,000	CHICAGO IL WTR REV MERLOTS SER D181 2.34% due 11/01/2026 (a)	7,000,000

2,360,000	CHICAGO ILL BRD ED ROCS RR II R 12146 2.41% due 12/01/2031 (a)	2,360,000

3,600,000	COOK CNTY IL PUTTERS SER 559 2.49% due 05/15/2012 (a)	3,600,000

1,575,000	DES PLAINES IL INDL DEV REV VAR 414 EAST GOLF ROAD LLC PJ 2.40% due 05/01/2017	1,575,000

5,750,000	DEUTSCHE BK SPEARS/LIFERS TR SPEARS SER DB 453 2.30% due 12/15/2039 (a)	5,750,000

2,765,000	DU PAGE + COOK CNTYS IL CMNTY ROCS RR II R 1073 2.39% due 01/01/2025 (a)	2,765,000

3,955,000	ECLIPSE FDG TR 2006 0005 SOLAR ECLIPSE IL ST 2.29% due 04/01/2027 (a)	3,955,000

11,490,000	ECLIPSE FDG TR 2006 0078 SOLAR ECLIPSE SOUTHE 2.26% due 04/01/2014 (a)	11,490,000

1,560,000	ILLINOIS DEV FIN AUTH REV ROCKFORD COLLEGE PROJ 3.20% due 02/01/2021	1,560,000

20,140,000	ILLINOIS DEV FIN RETIREMNT HSG PUTTERS SER 1983 2.29% due 01/01/2020 (a)	20,140,000

16,500,000	ILLINOIS EDL FACS AUTH REVS CONCORDIA UNIV RIVER PJ 2.44% due 10/01/2031	16,500,000

13,020,000	ILLINOIS FIN 2.14% due 02/01/2029	13,020,000

12,500,000	ILLINOIS FIN 2.16% due 11/01/2038	12,500,000

8,400,000	ILLINOIS FIN AUTH POLLUTION REF COMMONWEALTH EDISON CO D 2.17% due 03/01/2020	8,400,000

6,275,000	ILLINOIS FIN AUTH REV 2.10% due 12/01/2046	6,275,000

2,550,000	ILLINOIS FIN AUTH REV ADJ ILL WESLEYAN UNIV 2.10% due 09/01/2023	2,550,000

9,500,000	ILLINOIS FIN AUTH REV ADJ REST HAVEN CHRISTIAN SVC B 2.20% due 11/15/2034	9,500,000

8,075,000	ILLINOIS FIN AUTH REV ADVOCTA HEALTH SUBSER B 2 2.17% due 11/01/2020	8,075,000

61,405,000	ILLINOIS FIN AUTH REV CENT DUPAGE A RMK 03 24 08 2.05% due 11/01/2038	61,405,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	5

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Illinois — (continued)
$20,000,000	ILLINOIS FIN AUTH REV CENTRAL DUPAGE HEALTH B 2.20% due 11/01/2038	$20,000,000

49,830,000	ILLINOIS FIN AUTH REV CENTRAL DUPAGE HEALTH C 2.20% due 11/01/2038	49,830,000

8,000,000	ILLINOIS FIN AUTH REV CHICAGO SYMPHONY ORCHESTRA 2.10% due 05/01/2048	8,000,000

13,200,000	ILLINOIS FIN AUTH REV CHILDRENS MEM HOSP SR D 2.10% due 08/15/2025	13,200,000

10,680,000	ILLINOIS FIN AUTH REV CLARE OAKS SER C 2.21% due 11/01/2040	10,680,000

5,445,000	ILLINOIS FIN AUTH REV EAGLE 2006115 CL A 2.25% due 12/01/2042 (a)	5,445,000

5,000,000	ILLINOIS FIN AUTH REV FRN ST XAVIER UNIV 2.20% due 10/01/2033	5,000,000

9,000,000	ILLINOIS FIN AUTH REV INX INTL INK CO 2.35% due 01/01/2034	9,000,000

11,500,000	ILLINOIS FIN AUTH REV NORTHWESTERN MEM HOSP A3 2.18% due 08/15/2042	11,500,000

12,500,000	ILLINOIS FIN AUTH REV NORTHWESTERN MEM HOSP B 1 2.25% due 08/15/2042	12,500,000

5,620,000	ILLINOIS FIN AUTH REV PARS RIVERSIDE HEALTH SYS 2.14% due 12/15/2029	5,620,000

28,300,000	ILLINOIS FIN AUTH REV REF EDWARD HOSP OBLIG B 1 2.18% due 02/01/2040	28,300,000

11,800,000	ILLINOIS FIN AUTH REV REF LITTLE CO MARY HOSP B 0.02% due 08/15/2035	11,800,000

44,000,000	ILLINOIS FIN AUTH REV VAR ADVOCATE HEALTH SUBSER C3A 2.17% due 11/01/2038	44,000,000

7,325,000	ILLINOIS FIN AUTH REV VAR ADVOCATE HEALTH SUBSER C3B 2.16% due 11/01/2038	7,325,000

14,700,000	ILLINOIS FIN AUTH REV VAR CHILDRENS MEM HOSP SER C 2.15% due 08/15/2025	14,700,000

8,000,000	ILLINOIS FIN AUTH REV VAR ELMHURST MEM HEALTHCARE C 2.15% due 01/01/2048	8,000,000

8,600,000	ILLINOIS FIN AUTH REV VAR ELMHURST MEM HEALTHCARE D 2.14% due 01/01/2048	8,600,000

29,100,000	ILLINOIS FIN AUTH REV VAR REF EDWARD HOSP OBLIG B 2 2.14% due 02/01/2040	29,100,000

12,885,000	ILLINOIS FIN AUTH REV VAR REF LITTLE CO MARY HOSP A 0.02% due 08/15/2035	12,885,000

9,100,000	ILLINOIS HEALTH FACS AUTH REV ADJ RUSH SER A RMKT 2.08% due 10/01/2010	9,100,000

41,180,000	ILLINOIS HEALTH FACS AUTH REV CENTRAL DUPAGE HLTH B 2.2% due 11/01/2027	41,180,000

44,120,000	ILLINOIS HEALTH FACS AUTH REV CENTRAL DUPAGE HLTH C 2.2% due 11/01/2027	44,120,000

56,900,000	ILLINOIS HEALTH FACS AUTH REV NORTHWEST CMNTY HOSP B 2.15% due 06/01/2032	56,900,000

11,645,000	ILLINOIS HEALTH FACS AUTH REV RIVERSIDE HEALTH SYS SER B 2.10% due 11/15/2017	11,645,000

18,640,000	ILLINOIS HEALTH FACS AUTH REV VAR MEMORIAL HEALTH SYS 2.25% due 10/01/2022	18,640,000

30,000,000	ILLINOIS HLTH FACS AUTH REV VAR REVOLVING FD POOLED FING B 2.10% due 08/01/2020	30,000,000

20,000,000	ILLINOIS HLTH FCTS A 1.62% due 08/21/2008	20,000,000

4,800,000	ILLINOIS HLTH FCTS A 1.62% due 08/15/2008	4,800,000

10,000,000	ILLINOIS HLTH FCTS A 1.70% due 09/25/2008	10,000,000

10,000,000	ILLINOIS HLTH FCTS A 1.70% due 09/25/2008	10,000,000

10,840,000	ILLINOIS ST EAGLE 20080020 CL A 2.35% due 04/01/2022 (a)	10,840,000

28,900,000	ILLINOIS ST MUN SECS TR RCPTS SGA 103 2.30% due 08/01/2024 (a)	28,900,000

18,810,000	ILLINOIS ST SALES TAX REV PUTTERS SER 1773 2.49% due 06/15/2014 (a)	18,810,000

6,150,000	ILLINOIS ST TOLL HWY AUTH TOLL ROCS RR II R 606PB 2.39% due 01/01/2031 (a)	6,150,000

14,000,000	ILLINOIS ST TOLL HWY AUTH TOLL VAR SR PRIORITY SER A 1 TENDER 2.40% due 07/01/2030	14,000,000

10,000,000	ILLINOIS ST TOLL HWY AUTH TOLL VAR SR PRIORITY SER A 2 TENDER 2.20% due 07/01/2030	10,000,000

9,300,000	ILLIONIS FIN AUTH POLLUTION REF COMMONWEALTH ED CO F 2.15% due 03/01/2017	9,300,000

5,480,000	ILLIONIS HSG DEV AUTH REV AMT HOMEOWNER MTG SUBSER H 2 3.48% due 02/01/2039	5,480,000

5,485,000	MC HENRY CNTY IL CONSV DIST PUTTERS SER 1963 2.59% due 02/01/2015 (a)	5,485,000

17,500,000	METROPOLITAN PIER + EXPO IL RCPTS SG 165 2.28% due 12/15/2028 (a)	17,500,000

5,200,000	REGIONAL TRANS AUTH IL CTFS MACON TR SER O 2.64% due 06/01/2033 (a)	5,200,000

9,900,000	REGIONAL TRANS AUTH IL EAGLE 20080014 CL A 2.45% due 06/01/2025 (a)	9,900,000

2,150,000	UPPER IL RIV VY DEV AUTH INDL HFH ILL L P PROJ 2.40% due 10/01/2042	2,150,000

Indiana — 2.2%
6,900,000	ANDERSON IND SCH BLDG CORP PUTTERS SER 1093 2.74% due 07/15/2013 (a)	6,900,000

2,000,000	CRAWFORDSVILLE IN ECON DEV RV PERFORMANCE MASTER LLC PJ 2.44% due 10/01/2018	2,000,000

1,475,000	DEARBORN CNTY IN ECON DEV REV D + S MACHINE PRODS INC 2.55% due 04/01/2018	1,475,000

20,000,000	DFA MUN TR VARIOUS STS CTFS SER 2008 47 2.54% due 01/01/2035 (a)	20,000,000

12,285,000	ECLIPSE FDG TR 2007 0052 SOLAR ECLIPSE 2.60% due 07/15/2026 (a)	12,285,000

5,530,000	ELKHART CNTY IN PUTTERS SER 553 2.34% due 12/01/2023 (a)	5,530,000

1,860,000	ELKHART CNTY IND ECON DEV REV VAR PATRIOT HOMES INC PROJ 2.44% due 08/01/2012	1,860,000

2,668,500	GREATER CLARK CNTY SCH BLDG SER 2226 2.66% due 07/15/2026 (a)	2,668,500

6,500,000	HARTFORD CITY IN LTD OBLIG VAR PETROSKEY PLASTICS 2.39% due 12/01/2021	6,500,000

25,065,000	IN HSG + CMNTY DEV AUTH PUTTERS SER 1397 2.49% due 07/01/2013 (a)	25,065,000

6	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Indiana — (concluded)
$62,700,000	INDIANA BD BK REV MIDYEAR FDG PROG NTS SER A 3.00% due 05/28/2009	$63,369,009

5,600,000	INDIANA FIN AUTH HEALTH SYS REF SISTERS ST FRANCIS B 2.15% due 11/01/2041	5,600,000

20,000,000	INDIANA FIN AUTH SOLID WASTE ALIED WASTE NORTH AMER 2.35% due 12/01/2017	20,000,000

14,735,000	INDIANA HEALTH + EDL FAC FING HOWARD REGL HLTH SYS PJ A 2.25% due 01/01/2035	14,735,000

26,950,000	INDIANA ST DEV FIN AUTH PSI ENERGY INC PROJS SER B 3.05% due 12/01/2038	26,950,000

7,000,000	INDIANA ST DEV FIN AUTH SOLID WASTE MANAGEMENT INC SER B 2.35% due 10/01/2025	7,000,000

12,500,000	INDIANA ST DEV FIN AUTH WASTE MANAGEMENT INC SER A 2.40% due 10/01/2025	12,500,000

19,520,000	INDIANA ST DEV FIN INDL DEV REPUBLIC SVCS INC PROJ 2.27% due 12/01/2032	19,520,000

8,925,000	INDIANA ST EDL FACS AUTH REV EDL FACS FRANKLIN COLLEGE 2.25% due 10/01/2033	8,925,000

6,000,000	INDIANA ST FIN AUTH LEASE APPROPRIATION A 2 2.13% due 02/01/2037	6,000,000

11,400,000	INDIANA ST FIN AUTH REV ASCENSION HLTH SR CR E 1 2.10% due 11/15/2026	11,400,000

10,000,000	INDIANA ST FIN AUTH REV ASCENSION HLTH SR CR E 2 2.11% due 11/15/2036	10,000,000

10,000,000	INDIANA ST FIN AUTH REV LEASE APPROPRIATION A 1 2.10% due 02/01/2035	10,000,000

27,500,000	INDIANA ST FIN AUTH REV LEASE APPROPRIATION A 2.05% due 02/01/2035	27,500,000

10,800,000	INDIANA ST FIN AUTH REV LEASE APPROPRIATION A 3 2.13% due 02/01/2037	10,800,000

9,000,000	INDIANA ST FIN AUTH REV VAR LEASE APPROPRIATION A 2 2.10% due 02/01/2035	9,000,000

13,500,000	INDIANA ST HSG + CMNTY DEV MTG SER B3 2.20% due 07/01/2036	13,500,000

23,000,000	INDIANA ST OFFICE BLDG COMMN VAR MIAMI CORRECTL FAC II A 2.05% due 07/01/2022	23,000,000

3,765,000	INDIANAPOLIS IN ECON DEV REV NEW BRIDGES APTS PROJ 2.29% due 06/01/2035	3,765,000

8,100,000	MADISON IN ECONOMIC DEV REV VAR RATE/ ARVIN SANGO INC PROJ 2.42% due 08/01/2017	8,100,000

6,065,000	MICHIGAN CITY IN MULTIFAMILY GARDEN ESTATES WEST APTS 2.40% due 10/01/2036	6,065,000

18,000,000	ST JOSEPH CNTY IN EDL FACS REV UNIV NOTRE DAME DU LAC PRO 1.75% due 03/01/2042	18,000,000

1,425,000	WHITLEY CNTY IND ECONOMIC DEV MICOPULSE INC PROJ 2.34% due 02/01/2028	1,425,000

Iowa — 1.1%
35,790,000	IOWA CITY IOWA REV VAR ACT INC 2.32% due 04/01/2032	35,790,000

2,270,000	IOWA FIN AUTH ECONOMIC DEV REV 2.30% due 03/01/2016	2,270,000

4,800,000	IOWA FIN AUTH HEALTH FACS REV CARE INITIATIVES PJ 2.22% due 11/01/2036	4,800,000

15,000,000	IOWA FIN AUTH POLLUTN CTL FAC REF MIDAMERICAN ENERGY B 2.45% due 05/01/2023	15,000,000

19,000,000	IOWA FIN AUTH RETIREMENT CMNTY EDGEWATER A WESLEY SER E 2.19% due 11/01/2042	19,000,000

6,500,000	IOWA FIN AUTH RETIREMENT CMNTY WESLEY RETIREMENT SVCS B 2.17% due 12/01/2033	6,500,000

26,560,000	IOWA FIN AUTH REV MUSEUM OF ART FNDTN 2.22% due 06/01/2033	26,560,000

11,100,000	IOWA FIN AUTH SLD WST DISP REV MIDAMERICAN ENERGY PROJ A 2.55% due 07/01/2038	11,100,000

4,800,000	IOWA HIGHER ED LN AUTH REV BUENA VIST UNIV PROJ 2.40% due 12/01/2012	4,800,000

10,000,000	IOWA HIGHER ED LN AUTH REV EDL FACS ST AMBROSE UNIV 2.22% due 04/01/2038	10,000,000

9,555,000	IOWA HIGHER ED LN AUTH REV PRIVATE COLLEGE DES MOINES 2.25% due 10/01/2033	9,555,000

7,870,000	IOWA HIGHER ED LN AUTH REV PRV CLG BUENA VISTA UNIV 2.22% due 05/01/2020	7,870,000

4,285,000	IOWA HIGHER ED LN AUTH REV PVT CLG UNIV DUBUQUE 2.22% due 04/01/2035	4,285,000

6,105,000	IOWA HIGHER ED LN AUTH REV REF PRIV CLG DES MOINES PJ 2.25% due 10/01/2024	6,105,000

19,845,000	IOWA HIGHER ED LN AUTH REV VAR PRIVATE COLLEGE ST AMBROSE 2.22% due 04/01/2033	19,845,000

19,500,000	LOUISA CNTY IA POLLUTN CTL REV FLTG IOWA ILL G+E CO SER A 2.50% due 09/01/2016	19,500,000

3,900,000	LOUISA CNTY IA POLLUTN CTL REV IOWA ILL GAS + ELEC 2.50% due 03/01/2017	3,900,000

Kansas — 0.5%
34,835,000	KANSAS HOSPITAL AUTHORITY VAR KU HEALTH SYS 2.22% due 09/01/2034	34,835,000

4,140,000	KANSAS ST DEPT TRANSN HWY REV ROCS RR II R 6020 2.39% due 03/01/2019 (a)	4,140,000

17,000,000	KANSAS ST DEV FIN AUTH LEASE KANS DEPT ADMIN J 2 2.22% due 12/01/2034	17,000,000

5,300,000	KANSAS ST DEV FIN AUTH LEASE KS DEPT ADMIN J 1 2.22% due 12/01/2018	5,300,000

11,300,000	KANSAS ST DEV FIN AUTH REV SISTERS OF CHARITY SER D 2.10% due 12/01/2031	11,300,000

3,225,000	LAWRENCE KANS INDL REV MULTI MODAL DEV PROSOCO A 2.33% due 12/01/2018	3,225,000

4,200,000	LENEXA KS MULTIFAMILY HSG REV MEADOWS APTS PJ A 2.40% due 04/15/2035	4,200,000

8,500,000	LENEXA KS REV CTFS SER 2007 302 2.28% due 02/01/2012 (a)	8,500,000

4,815,000	OLATHE KS SR LIVING FAC REV VAR CATHOLIC CARE CAMPUS C 1 2.20% due 11/15/2038	4,815,000

5,300,000	RBC MUN PRODS INC TR VARIOUS FLOATERS CTFS SER S 2 2.37% due 06/01/2018 (a)	5,300,000

Kentucky — 2.3%
885,000	BOONE CNTY KY INDL BLDG REV DIOCESAN EDL PROJS 2.44% due 11/01/2018	885,000

22,500,000	CNTY JEFFRSN POLL CN 2.00% due 08/06/2008	22,500,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	7

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Kentucky — (concluded)
$27,500,000	CNTY OF TRIMBLE POL 2.00% due 08/06/2008	$27,500,000

35,000,000	CNTY OF TRIMBLE POL 2.10% due 08/06/2008	35,000,000

2,400,000	COUNTY OF CARROLL KY 1.75% due 09/10/2008	2,400,000

7,400,000	COUNTY OF MERCER KY 1.75% due 09/10/2008	7,400,000

2,400,000	COUNTY OF MUHLENBREG 1.75% due 09/10/2008	2,400,000

1,585,000	CRESTVIEW HILL KY INDL BLDG ADJ REF + IMPT THOMAS MORE PJ 2.45% due 11/01/2018	1,585,000

18,260,000	CTY OF DANVILLE KY L 1.60% due 08/12/2008	18,260,000

6,245,000	CTY OF DANVILLE KY L 1.60% due 09/03/2008	6,245,000

840,000	DAYTON KY INDL BLDG REV REF WILLOW GREEN PROJ 2.44% due 08/01/2020	840,000

20,880,000	ECLIPSE FDG TR 2007 0107 SOLAR ECLIPSE 1.67% due 09/01/2032 (a)	20,880,000

3,580,000	GLASGOW KY INDL BLDG REV FELKER BROS CORP PJ 2.40% due 04/01/2020	3,580,000

10,265,000	HOPKINS CNTY KY HOSP REV SER 2410 2.44% due 11/15/2011 (a)	10,265,000

81,400,000	KENTON CNTY KY ARPT BRD SPL AIRIS CINCINNATI LLC SER A 2.65% due 07/01/2032	81,400,000

4,040,000	KENTON CNTY KY EDL REV ST PIUS X SCH DIST PROJ 2.45% due 06/01/2023	4,040,000

28,100,000	KENTUCKY ASSET / LIABILITY COM TAX + REV ANTIC NTS SER A 3.00% due 06/25/2009	28,431,299

24,300,000	KENTUCKY HIGHER ED STUDENT SR SER A 1 2.40% due 06/01/2037	24,300,000

5,225,000	KENTUCKY INC KY PUB ENERGY MUN SECS TR RCPTS SGC 21 CL A 2.28% due 02/01/2011 (a)	5,225,000

78,301,000	KENTUCKY INC KY PUB ERGY AUTH SER A 2.20% due 08/01/2016	78,301,000

12,000,000	KY ASSET/LIBLTY COM PJ 1.70% due 09/08/2008	12,000,000

53,000,000	PENDLETON CNTY KY MULTI CNTY KY ASSOC CNTYS LEASING PG 1.00% due 03/01/2019	53,000,000

Louisiana — 3.6%
4,500,000	CALCASIEU PARISH INC LA ADJ REF HYDRSERVE WESTLAKE 2.70% due 06/01/2025	4,500,000

27,200,000	EAST BATON ROUGE 2.20% due 02/01/2028	27,200,000

17,225,000	JEFFERSON PARISH LA FIN AUTH ROCS RR II R 11086 2.24% due 12/01/2032 (a)	17,225,000

33,995,000	JEFFERSON PARISH LA HOSP DST 1 PUTTERS SER 522 2.29% due 12/01/2008 (a)	33,995,000

3,400,000	LAKE CHARLES LA HBR + REV DIST REF AMT CONOCO INC PJ B 2.22% due 09/01/2012	3,400,000

53,000,000	LAKE CHARLES LA HBR + TERM DST LAKE CHARLES COGENERATION PROJ 2.25% due 03/15/2038	53,000,000

20,900,000	LAKE CHARLES LA HBR+REV DIST REF CONOCO INC PJ A 2.18% due 09/01/2029	20,900,000

45,025,000	LOUISIANA HSG FIN AGY FLOATERS SER 1556 2.39% due 12/01/2041 (a)	45,025,000

6,400,000	LOUISIANA HSG FIN AGY MULTI VAR LAPALCO COURT APTS PROJ 2.29% due 11/15/2037	6,400,000

6,000,000	LOUISIANA HSG FIN AGY REV CANTERBURY HOUSE APTS 2.25% due 09/15/2040	6,000,000

10,000,000	LOUISIANA LOC GOVT ENV FACS BASF CORP PROJ 2.40% due 12/01/2037	10,000,000

8,785,000	LOUISIANA LOC GOVT ENVIR FACS NORTHWESTN ST UNIV STUDENT A 2.34% due 08/01/2038	8,785,000

10,000,000	LOUISIANA LOC GOVT ENVIR FACS REF SHREVEPORT CONVENTION 2.27% due 04/01/2035	10,000,000

4,000,000	LOUISIANA LOC GOVT ENVIRONMENT AMT BASF CORP PROJ 2.40% due 12/01/2036	4,000,000

10,000,000	LOUISIANA PUB FACS AUTH HOSP FRANCISCAN B RMKT 2.10% due 07/01/2030	10,000,000

20,000,000	LOUISIANA PUB FACS AUTH HOSP REF FRANCSCN D RMK 2.05% due 07/01/2028	20,000,000

18,650,000	LOUISIANA PUB FACS AUTH REV AIR PRODS + CHEMICALS PROJ 2.25% due 12/01/2038	18,650,000

3,400,000	LOUISIANA PUB FACS AUTH REV AIR PRODS + CHEMICALS PROJ 2.25% due 12/01/2039	3,400,000

13,000,000	LOUISIANA PUB FACS AUTH REV AIR PRODS CHEMICALS PROJ 2.40% due 12/01/2040	13,000,000

10,920,000	LOUISIANA PUB FACS AUTH REV II CITY PLAZA LLC PROJ 2.29% due 03/01/2040	10,920,000

9,900,000	LOUISIANA ST GAS + FUELS TAX CS RR II R 12048 2.40% due 05/01/2036 (a)	9,900,000

6,490,000	LOUISIANA ST GAS + FUELS TAX EAGLE 20060137 CL A 3.67% due 05/01/2036 (a)	6,490,000

23,735,000	LOUISIANA ST GAS + FUELS TAX EAGLE 20060150 CL A 2.40% due 05/01/2036 (a)	23,735,000

9,900,000	LOUISIANA ST GAS + FUELS TAX ROCS RR II R 12138 2.40% due 05/01/2035 (a)	9,900,000

10,395,000	LOUISIANA ST GAS + FUELS TAX SER 2377 2.44% due 11/01/2013 (a)	10,395,000

54,682,000	LOUISIANA ST MUN NAT GAS PURCH PUTTERS SER 1411Q 2.29% due 03/15/2014 (a)	54,682,000

29,000,000	LOUISIANA ST OFFSHORE TERM REF LOOP LLC PROJ SER A 2.17% due 09/01/2014	29,000,000

12,800,000	LOUISIANA ST REF SER A 2.20% due 07/01/2026	12,800,000

10,775,000	LOUISIANA ST UNIV + AGRIC AUX 2.24% due 07/01/2032	10,775,000

25,000,000	LUISIANA PUB FACS AUTH REV COCA COLA BOTTLING CO PROJ 2.29% due 04/01/2023	25,000,000

11,010,000	MORGAN KEEGAN MUN PRODS INC TR RCPTS SER A 2.44% due 02/01/2011 (a)	11,010,000

48,365,000	MORGAN KEEGAN MUNICIPAL PRODUC TR RCPTS SER G 2.44% due 12/01/2041 (a)	48,365,000

20,000,000	PARISH OF ST JAMES 1.70% due 09/08/2008	20,000,000

24,300,000	PLAQUEMINES PARISH LA ENVIRON ADJ REF BP EXPLORATION + OIL 2.25% due 05/01/2025	24,300,000

22,500,000	PLAQUEMINES PARISH LA ENVIRON BP EXPL + OIL INC PROJ 2.25% due 10/01/2024	22,500,000

23,600,000	SAINT CHARLES PARISH LA POLLTN SHELL OIL CO NORCO PROJ 2.27% due 11/01/2021	23,600,000

8	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Louisiana — (concluded)
$10,000,000	ST JAMES PARISH LA REV NUSTAR LOGISTICS L P PROJ 2.20% due 06/01/2038	$10,000,000

17,000,000	ST JOHN BAPTIST PARISH LA REV FLOATERS 1916 2.44% due 06/01/2037 (a)	17,000,000

5,000,000	ST TAMMANY PARISH LA DEV DIST ROOMS TO GO ST TAMMANY 2.20% due 07/01/2038	5,000,000

5,000,000	ST TAMMANY PARISH LA DEV DIST SLIDELL DEV CO LLC PROJ A 2.29% due 05/01/2038	5,000,000

Maine — 0.4%
730,000	GRAY ME REV ADJ OBLIG SECS ADVANCE RLTY PJ 2.25% due 10/01/2011	730,000

5,480,000	MAINE FIN AUTH INDL DEV REV CROBB BOX CO PROJ SER A 2.41% due 10/01/2019	5,480,000

1,825,000	MAINE FIN AUTH REV DEARBORN PRECISION TUBULAR 2.34% due 12/01/2013	1,825,000

21,945,000	MAINE FIN AUTH REV VAR JACKSON LAB ISSUE 2002 2.25% due 07/01/2031	21,945,000

33,900,000	MAINE HLTH AND HIGH EDL SPL SER A 1.95% due 07/01/2036	33,900,000

17,475,000	MAINE HLTH AND HIGH EDL SPL VAR SER B 1.95% due 07/01/2014	17,475,000

4,500,000	SCHOOL ADMINISTRATIVE DIST NO BD ANTIC NTS 3.75% due 12/30/2008	4,511,685

Maryland — 1.4%
4,705,000	ANNE ARUNDEL CNTY MD REV REF MTN RIDGE APTS 2.40% due 07/01/2021	4,705,000

14,000,000	BALTIMORE CNTY MD CO 1.60% due 09/04/2008	14,000,000

4,475,000	CARROLL CNTY MD REV FAIRHAVEN + COPPER A 2.20% due 01/01/2034	4,475,000

3,755,000	CARROLL CNTY MD REV FAIRHAVEN + COPPER B 2.17% due 01/01/2034	3,755,000

4,817,000	CLIPPER TAX EXEMPT CTF TR 2007 19 PARTN MULTI STATE AMT 2.39% due 06/01/2011 (a)	4,817,000

61,255,000	MARYLAND HTH & HGH SRA 1.57% due 10/09/2008	61,255,000

10,000,000	MARYLAND ST ECONOMIC DEV CORP BAKERY DE FRANCE FAC 2.45% due 09/01/2032 (a)	10,000,000

1,700,000	MARYLAND ST ECONOMIC DEV CORP BINDAGRAPHICS INC PROJ 2.40% due 07/01/2021	1,700,000

2,395,000	MARYLAND ST ECONOMIC DEV CORP GAMSE LITHOGRAPHING CO FAC 2.45% due 05/01/2017	2,395,000

15,700,000	MARYLAND ST HEALTH + HIGHER ADVENTIST HLTH CARE SER A 2.19% due 01/01/2034	15,700,000

3,845,000	MARYLAND ST HEALTH + HIGHER ED EDENWALD SER B 2.14% due 01/01/2037	3,845,000

15,325,000	MARYLAND ST HEALTH + HIGHER ED MERCY MED CTR 2.24% due 07/01/2022	15,325,000

29,385,000	MARYLAND ST HEALTH + HIGHER ED SER 2402 2.44% due 07/01/2019 (a)	29,385,000

7,765,000	MARYLAND ST HEALTH + HIGHER ED SHORE HLTH RMKT 05/15/08 2.20% due 07/01/2029	7,765,000

8,970,000	MARYLAND ST HEALTH + HIGHER KENNEDY CONV 2.20% due 07/01/2036	8,970,000

14,725,000	MARYLAND ST HEALTH + HIGHER REF ADVENTIST HEALTHCARE B 2.19% due 01/01/2021	14,725,000

6,800,000	MARYLAND ST HEALTH + HIGHER UNIV MD MED SYS E 2.17% due 07/01/2041	6,800,000

11,050,000	MARYLAND ST HEALTH + HIGHER VAR UNIV MD MED SYS B 2.20% due 07/01/2041	11,050,000

21,390,000	MONTGOMERY CNTY MD ECON DEV RIDERWOOD VLG INC PROJ 2.21% due 03/01/2034	21,390,000

4,600,000	WASHINGTON CNTY MD REV CONSERVIT INC FAC 2.45% due 02/01/2023	4,600,000

23,700,000	WASHINGTON SUBN SAN DIST MD BD ANTIC NTS SER A 7 1.95% due 06/01/2023	23,700,000

Massachusetts — 3.2%
13,545,000	BB + T MUN TR SER 2005 2.23% due 11/01/2025 (a)	13,545,000

10,000,000	BEVERLY MA BD ANTIC NTS 2.50% due 01/21/2009	10,037,332

20,000,000	MA DEV FNCE AGY 1.60% due 08/01/2008	20,000,000

20,000,000	MA DEV FNCE AGY 1.70% due 08/07/2008	20,000,000

30,500,000	MA IND FIN AGY POL C 1.70% due 08/06/2008	30,500,000

90,000,000	MACON TR STS CTFS BOA SER 2007 344 2.35% due 12/01/2012 (a)	90,000,000

11,815,000	MACON TR VAR STS 2.28% due 06/15/2012 (a)	11,815,000

10,460,000	MASS DEVPT FNC AGY 1.55% due 08/01/2008	10,460,000

30,000,000	MASSACHUSETTS BAY TRANSN AUTH CTFS SER SG 156 2.20% due 07/01/2030 (a)	30,000,000

18,500,000	MASSACHUSETTS BAY TRANSN AUTH SR SER A1 2.08% due 07/01/2021	18,500,000

5,000,000	MASSACHUSETTS ST CONS LN SER B 2.55% due 03/01/2026	5,000,000

15,000,000	MASSACHUSETTS ST DEV FIN AGY BABSON COLLEGE SER A 1.95% due 10/01/2032	15,000,000

8,220,000	MASSACHUSETTS ST DEV FIN AGY BANCROFT SCH ISSUE 2.21% due 09/01/2031	8,220,000

10,000,000	MASSACHUSETTS ST DEV FIN AGY BOSTON UNIV SER U 1 1.95% due 10/01/2040	10,000,000

2,400,000	MASSACHUSETTS ST DEV FIN AGY BUCKINGHAM BROWN + NICHOLS 2.22% due 06/01/2036	2,400,000

9,850,000	MASSACHUSETTS ST DEV FIN AGY CORDIS MILLS LLC 2.35% due 12/01/2032	9,850,000

7,000,000	MASSACHUSETTS ST DEV FIN AGY DEAN COLLEGE 2.21% due 10/01/2038	7,000,000

15,415,000	MASSACHUSETTS ST DEV FIN AGY GROTON SCH 2.21% due 03/01/2034	15,415,000

28,000,000	MASSACHUSETTS ST DEV FIN AGY R VAR BOSTON UNIV SER U 2 1.95% due 10/01/2040	28,000,000

13,635,000	MASSACHUSETTS ST DEV FIN AGY R VAR GORDON COLLEGE 2.21% due 09/01/2032	13,635,000

4,520,000	MASSACHUSETTS ST DEV FIN AGY VAR LESLEY UNIV 2.25% due 07/01/2033	4,520,000

4,935,000	MASSACHUSETTS ST DEV FIN AGY WILBRAHAM + MONSON ACADEMY 2.21% due 09/01/2036	4,935,000

5,150,000	MASSACHUSETTS ST HEALTH + EDL 2.10% due 10/01/2022	5,150,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	9

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Massachusetts — (concluded)
$14,000,000	MASSACHUSETTS ST HEALTH + EDL NORTHEASTERN UNIV SER Q 2.12% due 10/01/2035	$14,000,000

20,215,000	MASSACHUSETTS ST HEALTH + EDL SER 2403 2.44% due 07/01/2024 (a)	20,215,000

42,765,000	MASSACHUSETTS ST HEALTH + EDL SOUTHCOAST HEALTH SYS C 2.05% due 08/01/2031	42,765,000

7,680,000	MASSACHUSETTS ST HEALTH + EDL THE BOSTON HOME INC SER A 2.21% due 06/01/2032	7,680,000

3,000,000	MASSACHUSETTS ST HEALTH + EDL WELLESLEY COLLEGE SER I 1.90% due 07/01/2039	3,000,000

12,200,000	MASSACHUSETTS ST HEALTH EDL DANA FARBER CANCER INST 2 2.00% due 12/01/2047	12,200,000

10,500,000	MASSACHUSETTS ST HEALTH EDL DANA FARBER CANCER INST L1 2.00% due 12/01/2047	10,500,000

7,625,000	MASSACHUSETTS ST MUN SECS TR RCPTS SGC 51 CL A 2.28% due 08/01/2037 (a)	7,625,000

5,820,000	MASSACHUSETTS ST SCH BLDG AUTH ROCS RR II R 12179 3.22% due 08/15/2030 (a)	5,820,000

6,800,000	MASSACHUSETTS ST SCH BLDG AUTH ROCS RR II R 12181 2.39% due 08/15/2030 (a)	6,800,000

9,885,000	MASSACHUSETTS ST SPL OBLIG 96TP 2.30% due 01/01/2034 (a)	9,885,000

10,000,000	MASSACHUSETTS ST TPK AUTH MET MUN SECS TR RCPTS SGC 28 CL A 2.27% due 01/01/2029 (a)	10,000,000

17,775,000	MASSACHUSETTS ST WTR POLLUTN MUN SECS TR RCPTS SER SGA 87 2.15% due 08/01/2023 (a)	17,775,000

4,285,000	MASSACHUSETTS ST WTR POLLUTN PUTTERS SER 2847 2.29% due 08/01/2036 (a)	4,285,000

31,070,000	MASSACHUSETTS ST WTR POLLUTN SER 2501 2.30% due 08/01/2023 (a)	31,070,000

5,425,000	MASSACHUSETTS ST WTR RES AUTH SER DCL 003 2.40% due 08/01/2037 (a)	5,425,000

10,000,000	UNIVERSITY MA BLDG AUTH REV REF SR CMNTY GTD SER 4 2.17% due 11/01/2034	10,000,000

12,000,000	UNIVERSITY MA BLDG AUTH REV REF SR SER 3 2.15% due 11/01/2034	12,000,000

10,000,000	WINCHESTER MA BD ANTIC NTS 2.50% due 02/04/2009	10,040,174

Michigan — 3.2%
33,025,000	CENTRAL MI UNIV REVS REF GEN SER A 1.95% due 10/01/2032	33,025,000

7,950,000	DEARBORN MI ECON DEV CORP REV LTD OBLIG HENRY FORD VLG 2.29% due 10/01/2023	7,950,000

8,445,000	DETROIT MI CITY SCH DIST MERLOTS SER B27 2.49% due 05/01/2027 (a)	8,445,000

11,762,000	DETROIT MI SEW DISP REV FLOATERS SER 2758 2.29% due 07/01/2031 (a)	11,762,000

23,985,000	DETROIT MI SEW DISP REV ROCS RR II R 8095 2.27% due 07/01/2029 (a)	23,985,000

13,840,000	DETROIT MI SEW DISP REV ROCS RR II R 9222 2.27% due 01/01/2016 (a)	13,840,000

16,786,000	DETROIT MI SEW DISP REV SER 2721 2.29% due 07/01/2036 (a)	16,786,000

18,685,000	DETROIT MI TAX ANTIC NTS 3.50% due 03/31/2009	18,892,605

12,450,000	DFA MUN TR VARIOUS STS CTFS SER 2008 44 2.54% due 01/15/2026 (a)	12,450,000

42,500,000	KENT HOSP FIN AUTH MI REV REF SPECTRUM HEALTH B 2 2.18% due 01/15/2047	42,500,000

3,700,000	LANSE CREUSE MI PUB SCHS ROCS RR II R 12177 3.32% due 05/01/2035 (a)	3,700,000

5,115,000	MACOMB CNTY MI HOSP REF MT CLEMENS GEN SER A 2 2.30% due 10/01/2020	5,115,000

13,100,000	MICHIGAN HIGHER ED FACS AUTH VAR LTD OBLIG AVE MARIA SCH PJ 2.29% due 08/01/2026	13,100,000

5,800,000	MICHIGAN HIGHER ED FACS AUTH VR LTD OBLIG ADRIAN COLLEGE 2.28% due 03/01/2031	5,800,000

35,000,000	MICHIGAN MUN BD AUTH REV NTS SER B1 4.50% due 08/20/2008	35,014,354

20,000,000	MICHIGAN ST HOSP FIN AUTH ASCENSION HLTH SR CR B 5 2.00% due 11/15/2026	20,000,000

30,000,000	MICHIGAN ST HOSP FIN AUTH REV ASCENSION HLTH SR CR B 7 2.00% due 11/15/2026	30,000,000

6,100,000	MICHIGAN ST HOSP FIN AUTH REV ASCENSION HLTH SR CR B 2.11% due 11/15/2026	6,100,000

12,240,000	MICHIGAN ST HOSP FIN AUTH REV CAR TRINITY HEALTH CREDIT F 2.20% due 11/01/2018	12,240,000

14,935,000	MICHIGAN ST HOSP FIN AUTH REV REF CRITTENTON HOSP SER A 2.30% due 03/01/2030	14,935,000

10,000,000	MICHIGAN ST HOSP FIN AUTH REV VAR ASCENSION HLTH SR CR B 2 2.11% due 11/15/2026	10,000,000

10,255,000	MICHIGAN ST HSG DEV AUTH LTD OBLIG HSG JACKSON PROJ 2.42% due 06/01/2037	10,255,000

18,000,000	MICHIGAN ST HSG SNGL FAM MTG AMT SER D 3.05% due 12/01/2038	18,000,000

25,000,000	MICHIGAN ST HSG SNGL FAM MTG AMT SER E 2.38% due 12/01/2038	25,000,000

11,415,000	MICHIGAN ST MERLOTS C87 2.49% due 09/15/2020 (a)	11,415,000

8,685,000	MICHIGAN ST MERLOTS SER D90 2.49% due 09/15/2015 (a)	8,685,000

35,000,000	MICHIGAN ST NTS SER A 4.00% due 09/30/2008	35,059,905

10,685,000	MICHIGAN ST PUTTERS SER 2096 2.64% due 03/15/2015 (a)	10,685,000

25,655,000	MICHIGAN ST STRATEGIC FD DETROIT SYMPHONY SER A 2.22% due 06/01/2031	25,655,000

20,000,000	MICHIGAN ST STRATEGIC FD LTD VAR REF DETROIT EDISON SER DT 2.29% due 12/01/2036	20,000,000

4,600,000	MICHIGAN ST STRATEGIC FD SUR FLO PLASTICS INC PROJ 2.39% due 08/01/2025	4,600,000

4,230,000	MICHIGAN ST STRATEGIC FD WELLER TRUCK PARTS PROJ 2.39% due 10/01/2029	4,230,000

13,130,000	MICHIGAN ST TRUNK LINE MERLOTS SER B 02 2.49% due 11/01/2021 (a)	13,130,000

8,000,000	UNIVERSITY MI UNIV REVS GEN SER B 2.40% due 04/01/2028	8,000,000

10	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Michigan — (concluded)
$32,835,000	UNIVERSITY MI UNIV REVS HOSP SER A 2.25% due 12/01/2035	$32,835,000

14,500,000	UNIVERSITY MI UNIV REVS HOSP SER B 1.95% due 12/01/2037	14,500,000

30,000,000	WAYNE CNTY MI ARPT AUTH REV REF AMT DETROIT MET SER B 2.25% due 12/01/2033	30,000,000

Minnesota — 1.7%
34,000,000	CITY OF ROCHESTER M 1.65% due 09/09/2008	34,000,000

20,000,000	CITY OF ROCHESTER MN 1.75% due 09/10/2008	20,000,000

6,100,000	CITY OF ROCHESTER MN 1.75% due 09/10/2008	6,100,000

31,300,000	CITY OF ROCHESTER MN 1.75% due 09/10/2008	31,300,000

19,000,000	CITY OF ROCHESTER MN 1.75% due 09/10/2008	19,000,000

24,855,000	DAKOTA CNTY MN CMNTY DEV AGY REGATTA COMMONS PROJ SER A 2.42% due 01/01/2038	24,855,000

22,195,000	DAKOTA CNTY MN CMNTY DEV BRENTWOOD HILLS APTS PJ A 2.42% due 09/01/2038	22,195,000

2,800,000	HENNEPIN CNTY MN HSG + REDEV REF HSG STONE ARCH APTS PJ 2.40% due 04/15/2035	2,800,000

2,338,000	MINNEAPOLIS MN REV MINNEHAHA ACADEMY PROJ 2.32% due 05/01/2026	2,338,000

15,000,000	MINNEAPOLIS ST PAUL MN HLTH CUSTODIAL RCPTS SER B1 2.20% due 11/15/2034 (a)	15,000,000

5,895,000	MINNEAPOLIS ST PAUL MN HSG ROCS RR II R 11210 2.32% due 11/01/2038 (a)	5,895,000

10,000,000	MINNESOTA SCH DISTS TAX + AID ANTIC CTFS INDBT 4.50% due 08/28/2008	10,006,116

11,800,000	MINNESOTA ST HSG FIN AGY AMT RESIDENTIAL HSG FIN SER O 3.35% due 12/18/2008	11,800,000

7,200,000	MINNESOTA ST HSG FIN AGY RESIDENTIAL HSG FIN SER N 3.30% due 12/18/2008	7,200,000

2,135,000	MINNESOTA ST ROCS RR II R 4065 2.24% due 08/01/2023 (a)	2,135,000

31,400,000	ROCHESTER MN HELTH R 1.75% due 09/10/2008	31,400,000

23,150,000	ROCHESTER MN HLTH 1.65% due 09/09/2008	23,150,000

10,000,000	ROCHESTER MN HLTH CARE FACS MAYO CLINIC SER A 1.95% due 11/15/2038	10,000,000

6,250,000	ROCHESTER MN HLTH CARE FACS MAYO CLINIC SER B 1.95% due 11/15/2038	6,250,000

4,770,000	ST PAUL MN HSG + REDEV HOSP ROCS RR II R 569CE 2.28% due 11/15/2030 (a)	4,770,000

27,130,000	ST PAUL MN PORT AUTH REV AMHERST H WILDER FDTN 06 3 2.22% due 04/01/2036	27,130,000

6,200,000	UBS MUN CRVS VAR STS UBS MUN CRVS 2.35% due 03/12/2010 (a)	6,200,000

6,160,000	UNIVERSITY MN SPL PURP REV SER 2487 2.26% due 08/01/2029 (a)	6,160,000

Mississippi — 2.4%
25,270,000	CLIPPER TAX EXEMPT CTF TR 2008 6 CTF PRTN MS NON AMT144A 2.27% due 01/01/2016 (a)	25,270,000

6,230,000	ELCLIPSE FDG TR 2006 0153 SOLAR ECLIPSE 3.60% due 03/01/2036 (a)	6,230,000

38,200,000	MISSISSIPPI BUSINESS FIN CORP CHEVRON USA INC PROJ SER B 2.18% due 12/01/2030	38,200,000

39,500,000	MISSISSIPPI BUSINESS FIN CORP CHEVRON USA INC PROJ SER E 2.20% due 12/01/2030	39,500,000

7,000,000	MISSISSIPPI BUSINESS FIN CORP DDR GULFPORT PROMENADE PJ 2.29% due 12/01/2032	7,000,000

5,300,000	MISSISSIPPI BUSINESS FIN CORP JACKSON MED MALL FDTN PROJ 2.20% due 11/01/2018	5,300,000

55,120,000	MISSISSIPPI BUSINESS FIN CORP SER 99G 2.28% due 12/01/2028 (a)	55,120,000

82,800,000	MISSISSIPPI BUSINESS FIN CORP VAR CHEVRON USA INC PROJ SER A 2.18% due 12/01/2030	82,800,000

48,442,000	MISSISSIPPI DEV BK SPL OBLIG MUN GAS AUTH NAT GAS PROJ 2.15% due 07/01/2015	48,442,000

11,000,000	MISSISSIPPI DEV BK SPL OBLIG VAR WALNUT GROVE YOUTH REF A 2.20% due 08/01/2027	11,000,000

57,791,500	MISSISSIPPI HOME CORP SNGL FAM FLOATERS SER 1212 2.39% due 12/01/2008 (a)	57,791,500

5,746,000	MISSISSIPPI HOSP EQUIP + FACS N MISS HLTH 1 RMKT 2.05% due 05/15/2016	5,746,000

9,725,000	MISSISSIPPI HOSP EQUIP + FACS N MISS HLTH 2 RMKT 2.05% due 05/15/2033	9,725,000

36,350,000	MISSISSIPPI HOSP EQUIP + FACS NORTH MISS HLTH SVCS SER 1 2.05% due 05/15/2030	36,350,000

30,150,000	MISSISSIPPI ST NISSAN PJ C RMKT 2.15% due 11/01/2023	30,150,000

Missouri — 1.5%
3,100,000	JACKSON CNTY MO INDL DEC AUTH KANSAS CITY HOSPICE 2.40% due 01/01/2030	3,100,000

9,600,000	KANSAS CITY MO INDL DEV AUTH EWING MARION KAUFFMAN A 2.22% due 04/01/2027	9,600,000

12,655,000	MISSOURI ST DEV FIN BRD LEASE MO ASSOC MUN UTILS LEASE 2.22% due 06/01/2033	12,655,000

5,000,000	MISSOURI ST HLTH + EDL FAC REV 20310901Y1 2.25% due 09/01/2030	5,000,000

24,610,000	MISSOURI ST HLTH + EDL FAC REV BETHESDA HLTH GROUP SER A 2.22% due 08/01/2031	24,610,000

6,400,000	MISSOURI ST HLTH + EDL FAC REV BETHESDA HLTH GROUP SER B 2.25% due 08/01/2031	6,400,000

3,500,000	MISSOURI ST HLTH + EDL FAC REV BETHESDA HLTH GRP INC 2.25% due 08/01/2034	3,500,000

25,900,000	MISSOURI ST HLTH + EDL FAC REV CHRISTIAN BROTHERS SER A 2.25% due 10/01/2032	25,900,000

5,400,000	MISSOURI ST HLTH + EDL FAC REV DE SMET JESUIT HIGH SCH 2.25% due 11/01/2027	5,400,000

8,470,000	MISSOURI ST HLTH + EDL FAC REV EAGLE 20070001 CL A 2.25% due 01/15/2037 (a)	8,470,000

14,840,000	MISSOURI ST HLTH + EDL FAC REV MUN TR RCPTS SG 157 2.28% due 03/01/2030 (a)	14,840,000

7,500,000	MISSOURI ST HLTH + EDL FAC REV SSM C2 HLTH RMKT 2.15% due 06/01/2019	7,500,000

12,000,000	MISSOURI ST HLTH + EDL FAC REV SSM HEALTH A 1 RMK 2.50% due 06/01/2035	12,000,000

8,200,000	MISSOURI ST HLTH + EDL FAC REV SSM HEALTH C 3 2.40% due 06/01/2033	8,200,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	11

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Missouri — (concluded)
$8,600,000	MISSOURI ST HLTH + EDL FAC REV SSM HLTH C5 RMKT 2.15% due 06/01/2033	$8,600,000

56,125,000	MISSOURI ST HLTH + EDL FAC REV SSM HLTH D4 RMKT 2.16% due 06/01/2033	56,125,000

2,645,000	MISSOURI ST HLTH + EDL FAC REV ST LOUIS UNIV 2.25% due 07/01/2032	2,645,000

9,150,000	MISSOURI ST HLTH + EDL FAC REV ST LOUIS UNIVERSITY SER A 2.40% due 10/01/2016	9,150,000

6,310,000	MISSOURI ST HLTH + EDL FAC REV VAR DRURY COLLEGE 2.25% due 08/15/2024	6,310,000

13,800,000	MISSOURI ST HLTH + EDL FAC REV VAR REF SISTERS MERCY HLTH C 2.17% due 06/01/2019	13,800,000

7,500,000	MISSOURI ST HLTH + EDL FAC REV VAR SAINT LUKES HEALTH SYS B 1.90% due 11/15/2040	7,500,000

7,500,000	MISSOURI ST HLTH + EDL FAC REV VAR SAINT LUKES HEALTH SYS C 2.20% due 11/15/2040	7,500,000

6,000,000	MISSOURI ST HWYS + TRANSN COMM ROCS RR II R 8102 2.24% due 05/01/2023 (a)	6,000,000

8,000,000	PALMYRA MO INDL DEV AUTH BASF CORP PROJ 2.40% due 12/01/2022	8,000,000

3,360,000	RBC MUN PRODS INC TR VARIOUS FLOATERS CTFS SER S 3 2.37% due 09/01/2014 (a)	3,360,000

8,200,000	ST LOUIS MO GEN FD REV TAX + REV ANTIC NTS 3.25% due 06/30/2009	8,318,900

2,850,000	ST LOUIS MO INDL DEV AUTH METRO LOFTS APTS SER C 2.35% due 09/15/2036	2,850,000

Montana — 0.1%
10,260,000	HELENA MT HIGHER ED REV CARROLL COLLEGE CAMPUS HSG 2.25% due 10/01/2032	10,260,000

Nebraska — 0.6%
21,003,000	AMERICAN PUB ENERGY AGY NE GAS NATIONAL PUB GAS AGY PJ A 2.15% due 02/01/2014	21,003,000

8,545,000	CENTRAL PLAINS ENERGY PROJ SER 91TP 2.28% due 12/01/2021 (a)	8,545,000

14,105,000	DOUGLAS CNTY NE HOSP AUTH NO 3 ROCS RR II R 11481 2.25% due 11/01/2048 (a)	14,105,000

23,490,000	ECLIPSE FDG TR 3.65% due 09/01/2034 (a)	23,490,000

20,000,000	NE PUBL PWR DST 1.60% due 09/10/2008	20,000,000

8,070,000	NEBRASKA EDL FIN AUTH REV REF CREIGHTON UNIV PJ B 2.25% due 12/15/2012	8,070,000

9,750,000	NEBRASKA EDL FIN AUTH REV REF CREIGHTON UNIV PROJS 2.05% due 07/01/2035	9,750,000

10,510,000	OMAHA NE RFDG MERLOTS C88 2.24% due 12/01/2030 (a)	10,510,000

Nevada — 1.2%
9,770,000	AUSTIN TR VAR STS CTFS BOA SER 2008 1171 2.25% due 06/01/2038 (a)	9,770,000

14,350,000	CLARK CNTY NEV ARPT REV VAR SYS SUB LIEN SER D 3 1.96% due 07/01/2029	14,350,000

9,835,000	CLARK CNTY NEV SCH DIST PUTTERS SER 1159 2.44% due 06/15/2013 (a)	9,835,000

56,400,000	CLARK CNTY NV ARPT REV AMT JR SUB LIEN NTS SER F 3.00% due 07/01/2009	56,933,562

5,815,000	CLARK CNTY NV SCH DIST MERLOTS SER B02 2.49% due 06/15/2019 (a)	5,815,000

3,775,000	CLARK CNTY NV SCH DIST ROCS RR II R 11292 2.24% due 06/15/2027 (a)	3,775,000

3,550,000	DEUTSCHE BK SPEARS SER DBE 669 2.31% due 07/01/2025 (a)	3,550,000

13,100,000	DIRECTOR ST NV DEPT BUSINESS LVE ENERGY PTRS LLC PJ 2.65% due 10/01/2035	13,100,000

9,990,000	ECLIPSE FDG TR 2007 0015 SOLAR ECLIPSE 2.29% due 07/01/2026 (a)	9,990,000

9,370,000	NEVADA ST HWY IMPT REV MERLOTS SER D177 2.34% due 12/01/2026 (a)	9,370,000

53,800,000	RENO NV SALES TAX REV REF SR LIEN RETRAC RENO PJ 2.10% due 06/01/2042	53,800,000

16,440,000	TRUCKEE MEADOWS NEV WTR AUTH SER A 2.74% due 07/01/2024 (a)	16,440,000

22,655,000	TRUCKEE MEADOWS NV WTR AUTH MUN SECS TR RCPTS SER SGA 137 2.30% due 07/01/2030 (a)	22,655,000

New Hampshire — 1.1%
20,000,000	BUSINESS FIN AUTH N. 1.75% due 08/06/2008	20,000,000

61,850,000	BUSINESS FIN AUTH N. 1.75% due 09/03/2008	61,850,000

10,875,000	NEW HAMPSHIRE HEALTH 2.25% due 02/01/2038	10,875,000

4,850,000	NEW HAMPSHIRE HEALTH + ED AUTH WENTWORTH DOUGLASS HOSP 2.25% due 01/01/2031	4,850,000

8,450,000	NEW HAMPSHIRE HEALTH + ED FACS LRG HEALTHCARE SER B 2.25% due 01/01/2032	8,450,000

6,900,000	NEW HAMPSHIRE HEALTH N H INST OF ART 2.23% due 10/01/2035	6,900,000

14,000,000	NEW HAMPSHIRE HIGHER EDL + FLOATERS SER 1633 2.44% due 10/01/2026 (a)	14,000,000

72,685,000	NEW HAMPSHIRE HIGHER EDL SER 2404 2.44% due 08/15/2021 (a)	72,685,000

8,000,000	NEW HAMPSHIRE ST BUSINESS FIN VAR MONADNOCK CMNTY HOSP 2.29% due 10/01/2030	8,000,000

3,120,000	NEW HAMPSHIRE ST BUSINESS FIN WIGGINS AIRWAYS INC 2.42% due 12/01/2033	3,120,000

New Jersey — 0.1%
15,500,000	LIVINGSTON TWP NJ BD ANTIC NTS 2.50% due 05/21/2009	15,605,575

New Mexico — 0.4%
19,000,000	NEW MEXICO FIN AUTH ST TRANSN ADJ REF SUB LIEN SUBSER A 1 2.00% due 06/15/2024	19,000,000

12,000,000	NEW MEXICO FIN AUTH ST TRANSN ADJ REF SUB LIEN SUBSER B 2 2.40% due 12/15/2026	12,000,000

23,452,662	NEW MEXICO MTG FIN AUTH SINGLE FAMILY MTG 2.46% due 03/01/2043	23,452,662

15,000,000	RBC MUN PRODS INC SER I 36 2.37% due 04/01/2037 (a)	15,000,000

New York — 2.8%
10,395,000	ABN AMRO MUNITOPS CTFS TR 2001 22 MULTIST CTFNON AMT144A 2.36% due 02/15/2009 (a)	10,395,000

17,260,000	ABN AMRO MUNITOPS CTFS TR OT 2005 11 PA NON AMT CTF VAR 2.36% due 08/15/2013 (a)	17,260,000

12	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

New York — (concluded)
$50,453,660	ALBANY N Y CITY SCH DIST BD ANTIC NTS SER A 3.00% due 06/26/2009	$51,051,536

21,365,000	ECLIPSE FDG TR 2007 0042 SOLAR ECLIPSE 2.29% due 02/15/2035 (a)	21,365,000

15,040,000	ECLIPSE FDG TR VAR STS 2006 0006 SOLAR ECLIPSE 2.26% due 01/01/2014 (a)	15,040,000

10,400,000	ECLIPSE FDG TR VAR STS 2006 0034 SOLAR ECLIPSE 2.26% due 12/15/2013 (a)	10,400,000

6,525,000	LINDENHURST NY UN FREE SCH DIS BD ANTIC NTS SCH CONSTR 2.75% due 07/09/2009	6,589,318

10,000,000	MINEOLA NY UN FREE SCH DIST TAX ANTIC NTS 2.75% due 06/29/2009	10,108,800

25,000,000	NASSAU CNTY NY INTERIM FIN SALES TAX SECD SER A 1.95% due 11/15/2025	25,000,000

28,000,000	NEW YORK CITY TR CULTURAL RES REF LINCOLN CTR SER A 1 2.05% due 12/01/2035	28,000,000

18,250,000	NEW YORK N Y ADJ FISCAL 2008 SUBSER J 7 2.03% due 08/01/2021	18,250,000

12,500,000	NEW YORK NY ADJ FISCAL 2008 SUBSER J9 2.03% due 08/01/2027	12,500,000

20,000,000	NEW YORK NY CITY HSG DEV CORP VAR AMT SER H 2 B 2.05% due 05/01/2013	20,000,000

25,475,000	NEW YORK NY CITY INDL DEV AGY EAGLE 20060112 CL A 2.29% due 03/01/2046 (a)	25,475,000

4,500,000	NEW YORK NY CITY MUN WTR FIN 2ND GEN FISCAL 2008 BB 3 1.90% due 06/15/2034	4,500,000

20,200,000	NEW YORK NY CITY MUN WTR FIN ADJ 2ND GEN RESOLUTION AA 1 1.90% due 06/15/2032	20,200,000

31,430,000	NEW YORK NY CITY MUN WTR FIN EAGLE 20080022 CL A 2.26% due 06/15/2036 (a)	31,430,000

10,000,000	NEW YORK NY CITY MUN WTR FIN EAGLE 20080023 CL A 2.28% due 06/15/2035 (a)	10,000,000

4,500,000	NEW YORK NY CITY MUN WTR FIN PUTTERS SER 3026 2.29% due 06/15/2010 (a)	4,500,000

21,495,000	NEW YORK NY CITY MUN WTR FIN ROCS RR II R 12205 2.39% due 06/15/2036 (a)	21,495,000

26,000,000	NEW YORK NY CITY MUN WTR FIN SUBSER B2 1.95% due 06/15/2024	26,000,000

10,080,000	NEW YORK NY CITY TRANSITIONAL MERLOTS SER B 2.24% due 05/01/2025 (a)	10,080,000

15,000,000	NEW YORK NY CITY TRANSITIONAL NYC RECOVERY SER 3 SUBSER 3 H 2.05% due 11/01/2022	15,000,000

12,300,000	NEW YORK NY FISCAL 2008 SUBSER J11 1.95% due 08/01/2027	12,300,000

20,000,000	NEW YORK ST DORM AUTH REVS EAGLE 20070002 CL A 2.22% due 03/15/2036 (a)	20,000,000

15,870,000	POUGHKEEPSIE NY INDL DEV AGY MANOR AT WOODSIDE PROJ 2.25% due 04/01/2040	15,870,000

33,905,000	SALES TAX ASSET RECEIVABLE CO ROCS RR II R 12095 2.38% due 10/15/2026 (a)	33,905,000

32,000,000	SARATOGA CNTY N Y BD ANTIC NTS 2.75% due 07/22/2009	32,361,341

15,320,000	TRIBOROUGH BRDG + TUNL AUTH REF GEN SER F 2.06% due 11/01/2032	15,320,000

North Carolina — 0.5%
20,995,000	BB + T MUN TR VARIOUS STS FLOATERS SER 1016 2.32% due 04/01/2028	20,995,000

10,070,000	CHARLOTTE MECKLENBERG HOSP REF CAROLINA HLTHCARE B 2.10% due 01/15/2026	10,070,000

16,000,000	NORTH CAROLINA CAP FACS FIN EAGLE 20070016 CL A 2.23% due 10/01/2044 (a)	16,000,000

11,000,000	NORTH CAROLINA CAP FACS FIN REF DUKE ENERGY CAROLINA A 2.13% due 11/01/2040	11,000,000

7,000,000	NORTH CAROLINA CAP FACS REF DUKE ENERGY CAROLINA B 2.25% due 11/01/2040	7,000,000

4,875,000	NORTH CAROLINA EASTN MUN PWR MERLOTS SER A22 2.24% due 01/01/2024 (a)	4,875,000

25,730,000	NORTH CAROLINA MED CARE HLTH REF DUKE UNIV HEALTH SYS SER B 2.16% due 06/01/2028	25,730,000

3,085,000	UNIVERSITY NC CHAPEL HILL REV ROCS RR II R 11292 2.24% due 12/01/2036 (a)	3,085,000

Ohio — 2.9%
3,000,000	AMERICAN MUN PWR OH INC BD ANTIC NTS CLEVELAND PUB PWR 3.78% due 08/14/2008	3,000,000

2,000,000	ASHLAND OH BD ANTIC NTS VAR PURP IMPT 2.50% due 01/13/2009	2,004,419

3,550,000	BRUNSWICK OHIO BD ANTIC NTS STORM WTR DRAIN 1.83% due 05/06/2009	3,566,330

14,682,000	BUCKEYE OHIO TOB SETTLEMENT FLOATERS SER 2125 2.44% due 06/01/2047 (a)	14,682,000

4,648,000	BUTLER CNTY OH BD ANTIC NTS PURP 2.25% due 08/06/2009	4,670,775

11,000,000	CENTRAL OH SOLID WASTE AUTH BD ANTIC NTS SOLID WASTE FAC A 2.50% due 12/15/2008	11,036,375

5,000,000	CLEVELAND CUYAHOGA CNTY OH PLAYHOUSE SQUARE FNDTN PROJ 2.25% due 11/15/2034	5,000,000

2,000,000	CLEVELAND HEIGHTS OH BD ANTIC NTS PURP 4.00% due 08/07/2008	2,000,085

10,685,000	CLEVELAND OH ARPT SYS REV MUN SECS TR RCPTS SGA 126 2.40% due 01/01/2031 (a)	10,685,000

8,200,000	CLINTON CNTY OH HOSP REV REF MCCULLOUGH HYDE PJ B 1 2.23% due 11/01/2020	8,200,000

3,900,000	CLINTON CNTY OH HOSP REV REF MEM HOSP PROJ SER A 1 2.28% due 08/01/2022	3,900,000

50,000,000	COUNTY OF MONTGOMERY 1.67% due 09/12/2008	50,000,000

46,200,000	COUNTY OF MONTGOMERY 1.70% due 09/12/2008	46,200,000

8,645,000	CUYAHOGA CNTY OH HLTH CARE FAC JENNINGS CTR OLDER ADULTS 2.26% due 11/01/2023	8,645,000

20,820,000	CUYAHOGA CNTY OH HOSP REV IMPT METROHEALTH SYS PROJ 2.27% due 03/01/2033	20,820,000

1,805,000	CUYAHOGA CNTY OH MLT FAM REV HSG ST VITUS VLG APTS PJ 2.29% due 06/01/2022	1,805,000

7,700,000	CUYAHOGA FALLS OH BD ANTIC NTS VAR PURP 3.75% due 12/11/2008	7,711,278

6,875,000	CUYAHOGA OH CMNTY COLLEGE TAX ANTIC NTS 2.35% due 12/18/2008	6,890,463

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	13

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Ohio — (continued)
$5,230,000	DEERFIELD TWP OH BD ANTIC NTS 3.45% due 11/18/2008	$5,230,000

6,795,000	DEUTSCHE BK SPEARS SER DBE 619 2.28% due 06/01/2024 (a)	6,795,000

7,800,000	DOVER OH BD ANTIC NTS MUN ELEC SYS IMPT 2.50% due 06/04/2009	7,838,064

15,000,000	EAGLE TAX EXEMPT TR WKLY OPT CTF 983501 CL A 144A 2.26% due 01/01/2025 (a)	15,000,000

15,170,000	ECLIPSE FDG TR 2007 0007 SOLAR ECLIPSE 2.37% due 12/01/2032 (a)	15,170,000

2,500,000	FAIRFIELD OH BD ANTIC NTS WASTEWATER SYS 4.00% due 08/29/2008	2,500,589

11,250,000	FRANKLIN CNTY OH HOSP REV IMPT NATIONWIDE HOSP PJ B 2.13% due 11/01/2040	11,250,000

14,765,000	FRANKLIN CNTY OH HOSP REV REF NATIONWIDE HOSP SER C 2.15% due 11/01/2025	14,765,000

8,620,000	FRANKLIN CNTY OH HOSP REV REF NATIONWIDE HOSP SER D 2.15% due 11/01/2033	8,620,000

16,770,000	FRANKLIN CNTY OH HOSP REV REF NATIONWIDE HOSP SER E 2.13% due 11/01/2036	16,770,000

26,305,000	FRANKLIN CNTY OH HOSP REV VAR REF NATIONWIDE HOSP SER G 2.13% due 05/01/2029	26,305,000

2,000,000	GEAUGA CNTY OH BD ANTIC NTS SAFETY CTR IMPT 4.00% due 08/27/2008	2,000,341

5,440,000	GEAUGA CNTY OH REV SISTERS OF NOTRE DAME PROJ 2.27% due 08/01/2016	5,440,000

1,975,000	GREEN OHIO BD ANTIC NTS CENT ADMIN BLDG 4.25% due 08/13/2008	1,975,506

2,075,000	GREENE CNTY OH BD ANTIC NTS PURP SER H 4.25% due 08/12/2008	2,075,319

20,305,000	HAMILTON CNTY OH STUDENT HSG ADJ STRATFORD HEIGHTS PJ 2.23% due 08/01/2036	20,305,000

11,345,000	HAMILTON CNTY OHIO STUDENT BLOCK 3 PROJ 2.23% due 08/01/2036	11,345,000

12,920,000	HAMILTON CNTY SALES TAX SER 2706 2.44% due 12/01/2032 (a)	12,920,000

2,300,000	HILLIARD OH BD ANTIC NTS SWIMMING POOL 3.60% due 10/03/2008	2,300,000

6,500,000	HILLIARD OH SCH DIST BD ANTIC NTS SCH IMPT 2.25% due 07/01/2009	6,516,770

10,000,000	LANCASTER PORT AUTH OH GAS REV 2.26% due 05/01/2038	10,000,000

6,841,000	LICKING CNTY OH BD ANTIC NTSBUCKEY LAKE PROJ 4.00% due 08/27/2008	6,843,798

2,610,000	LORAIN CNTY OH BD ANTIC NTS HWY IMPT SER B 2.50% due 06/02/2009	2,619,819

7,800,000	LUCAS CNTY OH HOSP REV PROMEDICA HEALTHCARE SER A 2.40% due 11/15/2034	7,800,000

751,000	MARION CNTY OH BD ANTIC NTS MENARD CAP IMPT 4.00% due 10/22/2008	751,893

3,000,000	MAYFIELD HEIGHTS OH BD ANTIC NTS 4.25% due 08/21/2008	3,000,901

1,285,000	MENTOR OH INDL DEV REV ADJ RISCH INVTS/ ROLL KRAFT PJ 3.35% due 08/01/2017	1,285,000

22,250,000	MONTGOMERY CNTY OH REV CATHOLIC HEALTH SER B1 2.50% due 04/01/2037	22,250,000

1,300,000	OHIO ST AIR QUALITY DEV AUTH ADJ REF CINCINNATI GAS+ELEC B 2.80% due 09/01/2030	1,300,000

5,000,000	OHIO ST AIR QUALITY DEV AUTH REF POLLUTN FIRSTENERGY B 2.15% due 08/01/2029	5,000,000

47,400,000	OHIO ST HIGHER ED FAC COMMN EAGLE 20070041 CL A 2.27% due 01/15/2046 (a)	47,400,000

3,570,000	OHIO ST HIGHER EDL FAC REV ASHLAND UNIV PJ 2.34% due 09/01/2024	3,570,000

5,000,000	OHIO ST HSG FIN AGY RESIDENTIA AMT MTG BKD SECS SER I 2.28% due 09/01/2036	5,000,000

2,635,000	OHIO ST ROCS RR II R 6075 2.24% due 05/01/2024 (a)	2,635,000

5,740,000	OHIO ST WTR DEV AUTH REV BD ANTIC NTS 2.00% due 11/06/2008	5,743,480

2,250,000	PERRYSBURG OH BD ANTIC NTS VAR PURP 2.13% due 05/21/2009	2,252,554

4,865,000	PICKERINGTON OH BD ANTIC NTS PURP 2.25% due 02/27/2009	4,876,621

2,370,000	PRINCETON OH CITY SCH DIST MUN SECS TR RCPTS SER SGB 50 A 2.49% due 12/01/2030 (a)	2,370,000

5,700,000	RICKENBACKER OH PORT AUTH ROCS RR II R 591CE 2.28% due 01/01/2032 (a)	5,700,000

5,725,000	SEVEN HILLS OH BD ANTIC NTS 4.10% due 08/21/2008	5,726,204

2,500,000	SHAKER HEIGHTS OH CITY SCH DIS BD ANTIC NTS SCH IMPT 2.50% due 12/02/2008	2,505,238

875,000	SHARONVILLE OH BD ANTIC NTS REAL ESTATE ACQ 2.00% due 02/19/2009	877,378

12,250,000	UNIVERSITY CINCINNATI OHIO GEN BD ANTIC NTS SER A 3.25% due 01/14/2009	12,278,113

950,000	UPPER BY JT VOCATIONAL SCH DIS BD ANTIC NTS SCH CONSTR 4.00% due 11/25/2008	951,658

1,180,000	WOOD CNTY OHIO INDL DEV REV GHT PPTY MGMT LLC PROJ 2.41% due 08/01/2019	1,180,000

Oklahoma — 0.6%
10,410,000	CANADIAN CNTY OK HOME FIN AUTH ROCS RR II R 10235 2.32% due 09/01/2041 (a)	10,410,000

19,760,000	MORGAN KEEGAN MUN PRODS INC VAR TR RCPTS SER E 2.44% due 02/01/2010 (a)	19,760,000

5,345,000	OKLAHOMA CNTY OK HOME FIN FLOATERS SER 2052 2.39% due 10/01/2038 (a)	5,345,000

9,200,000	OKLAHOMA DEV FIN AUTH REV AMT VAR CONOCOPHILLIPS CO PROJ 2.22% due 12/01/2038	9,200,000

10,000,000	OKLAHOMA DEV FIN AUTH REV VAR CONOCO PROJ 2.22% due 06/01/2037	10,000,000

18,230,000	OKLAHOMA HSG FIN AGY SER 2347 2.39% due 09/01/2038 (a)	18,230,000

7,988,600	OKLAHOMA HSG FIN AGY SINGLE FA ADJ REF MTG DRAW DROWN 2.22% due 09/01/2040	7,988,600

12,840,000	OKLAHOMA ST TPK AUTH TPK REV REF SECOND SR SER B CONV 2.00% due 01/01/2028	12,840,000

14	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Oklahoma — (concluded)
$13,000,000	OKLAHOMA ST TPK AUTH TPK REV REF SECOND SR SER D CONV 2.11% due 01/01/2028	$13,000,000

17,930,000	TULSA CNTY OK HOME SNGL FAM FLOATERS SER 2048 2.39% due 12/01/2038 (a)	17,930,000

Oregon — 0.9%
10,000,000	ABN AMRO MUNITOPS CTFS TR OT 2001 4 OREGON NON AMT CTF 144A 2.64% due 06/01/2009 (a)	10,000,000

9,580,000	CLACKAMAS CNTY OR HOSP FAC SR LIVING FAC MARY S WOODS 2.20% due 11/01/2029	9,580,000

40,000,000	KLAMATH FALLS OR ELEC REV REF SR LIEN KLAMATH COGEN 6.00% due 01/01/2025 (a)	41,892,472

10,000,000	MEDFORD OR HOSP FACS AUTH REV ROGUE VALLEY MANOR PROJ 2.10% due 08/15/2037	10,000,000

2,000,000	MULTINOMAH CNTY OR HIGHER ED CONCORDIA UNIV PORTLAND PJ 2.32% due 12/01/2029	2,000,000

7,820,000	MULTINOMAH CNTY OR HOSP FACS REF HOLLADAY PARK PLAZA PJ 2.10% due 11/15/2033	7,820,000

41,245,000	OREGON ST DEPT TRANSN HWY SUB LIEN SER B 1 2.15% due 11/15/2027	41,245,000

15,000,000	OREGON ST DEPT TRANSN HWY USER SUB LIEN SER B2 2.30% due 11/15/2027	15,000,000

6,585,000	OREGON ST ECONOMIC DEV REV YOCREAM 216 CONV 1/4/07 2.34% due 02/01/2037	6,585,000

7,000,000	OREGON ST FACS AUTH REV ADJ CHILDPEACE MONTESSORI A 2.23% due 10/01/2037	7,000,000

7,000,000	OREGON ST FACS AUTH REV OREGON EPISCOPAL SCH PJS A 2.23% due 10/01/2034	7,000,000

13,765,000	OREGON ST FACS AUTH REV PEACEHEALTH SER A 2.00% due 08/01/2034	13,765,000

8,000,000	OREGON ST FACS AUTH REV VAR PEACEHEALTH SER C 2.27% due 05/01/2047	8,000,000

Pennsylvania — 1.8%
6,292,000	ALLEGHENY CNTY PA HOSP DEV AUT UNIV PITTSBURGH MED CTR B 1 2.27% due 12/01/2016	6,292,000

5,800,000	BUTLER CNTY PA INDL DEV AUTH CONCORDIA LUTHERAN SER A 2.17% due 04/01/2030	5,800,000

7,385,000	CLIPPER TAX EXEMPT CTF TR PA 2007 30 PARTN PA NON AMT 144A 2.39% due 09/01/2016 (a)	7,385,000

11,400,000	ERIE CNTY PA HOSP AUTH REV SER 2407 2.44% due 07/01/2022 (a)	11,400,000

13,500,000	PENNSYLVANIA ECONOMIC BOA SER B 2.41% due 11/01/2028 (a)	13,500,000

13,000,000	PENNSYLVANIA ECONOMIC DEV FING EVERGREEN CMNTY PWR FAC 2.50% due 12/01/2037	13,000,000

8,100,000	PENNSYLVANIA ECONOMIC DEV FING REF SUNOCO INC R + M PJ A 2.58% due 10/01/2034	8,100,000

13,000,000	PENNSYLVANIA ECONOMIC DEV FING VAR MERCK + CO INC WEST PT PJ 2.31% due 07/01/2031	13,000,000

8,000,000	PENNSYLVANIA ECONOMIC DEV NHS AVS LLC 2.29% due 12/01/2038	8,000,000

25,165,000	PENNSYLVANIA HSG FIN AGY AMT SER 2006 94B 2.20% due 04/01/2027	25,165,000

18,335,000	PENNSYLVANIA HSG FIN AGY AMT SINGLE FAMILY MTG 84D 2.20% due 10/01/2034	18,335,000

28,510,000	PENNSYLVANIA HSG FIN AGY AMT SINGLE FAMILY MTG 89 2.16% due 10/01/2035	28,510,000

9,000,000	PENNSYLVANIA ST HIGHER EDL FUDTN IND UNIV PA HSG PROJ 2.24% due 07/01/2040	9,000,000

6,000,000	PENNSYLVANIA ST HIGHR EDL FACS FRN THOMAS JEFFERSON UNIV B 2.13% due 02/01/2031	6,000,000

10,480,000	PENNSYLVANIA ST PUB SCH AUTH PUTTERS SER 2837 2.44% due 12/01/2014 (a)	10,480,000

10,545,000	PENNSYLVANIA ST PUB SCH BLDG A PUTTERS SER 1877 2.44% due 12/01/2014 (a)	10,545,000

30,715,000	PENNSYLVANIA ST TPK COMMN REV REF MULTI MODAL SER A 2 2.35% due 12/01/2022	30,715,000

43,905,000	PENNSYLVANIA ST TPK COMMN REV SER U 2.25% due 12/01/2019	43,905,000

45,000,000	PHILADELPHIA PA AUTH FOR INDL REF SER B RMKT 2.13% due 10/01/2030	45,000,000

14,385,000	PHILADELPHIA PA AUTH INDL DEV VAR LIBERTY LUTHERAN SVCS PROJ 2.20% due 05/01/2038	14,385,000

18,475,000	PHILADELPHIA PA SCH DIST REF SUBSER A 2 2.20% due 09/01/2030	18,475,000

Puerto Rico — 0.3%
44,700,000	AUSTIN TR VAR STS CTFS BOA SER 2008 355 2.27% due 07/01/2011 (a)	44,700,000

10,000,000	PUERTO RICO COMWLTH HWY + TRAN ROCS RR II R 10327CE 2.27% due 08/29/2009 (a)	10,000,000

Rhode Island — 0.2%
10,000,000	RHODE ISLAND HEALTH + EDL REF BRYANT UNIV 2.05% due 06/01/2035	10,000,000

11,470,000	RHODE ISLAND HEALTH + EDL REF ROGER WILLIAMS UNIV A 2.20% due 11/15/2024	11,470,000

2,240,000	RHODE ISLAND HSG + MTG FIN MULTIFAM MTG SMITH BLDG A 2.40% due 12/01/2028	2,240,000

7,745,000	RHODE ISLAND ST + PROVIDENCE PUTTERS SER 978 2.49% due 04/01/2013 (a)	7,745,000

3,155,000	RHODE ISLAND ST ECONOMIC DEV VAR IMMUNEX RI CORP SWR PJ 2.42% due 12/01/2023	3,155,000

4,325,000	RHODE ISLAND ST INDL FACS CORP AMT ERIC GOETZ CUSTOM SAILBOAT 2.28% due 12/01/2036	4,325,000

890,000	RHODE ISLAND ST INDL FACS CORP GARDENER SPECIALTY A 2.45% due 05/01/2021	890,000

3,460,000	RHODE ISLAND ST INDL FACS CORP HALL REAL ESTATE LLC PJ 2.42% due 02/01/2021	3,460,000

South Carolina — 1.2%
15,000,000	BERKELEY CNTY S C INDL DEV REV NUCOR CORP PROJ SER A 2.25% due 03/01/2029	15,000,000

9,400,000	BERKELEY CNTY S C INDL DEV REV VAR NUCOR CORP PROJ 2.25% due 04/01/2030	9,400,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	15

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

South Carolina — (concluded)
$22,100,000	BERKELEY CNTY SC EXEMPT FAC AMOCO CHEM CO PJ 2.25% due 04/01/2028	$22,100,000

4,100,000	DARLINGTON CNTY SC INDL DEV REF NUCOR CORP PROJ SER A 2.25% due 08/01/2029	4,100,000

24,885,000	ECLIPSE FDG TR 2006 0064 SOLAR ECLIPSE SC ST 2.26% due 01/01/2014 (a)	24,885,000

20,850,000	FLORENCE CNTY SC SOLID WASTE ADJ ROCHE CAROLINA INC PROJ 2.35% due 04/01/2026	20,850,000

11,700,000	FLORENCE CNTY SC SOLID WASTE ROCHE CAROLINA INC PJ 2.35% due 04/01/2028	11,700,000

7,440,000	GREENVILLE CNTY S C SCH DIST FLOATERS SER 2056 2.46% due 12/01/2020 (a)	7,440,000

13,365,000	GREENVILLE CNTY S C SCH DIST ROCS RR II R 11309 2.27% due 12/01/2025 (a)	13,365,000

9,615,000	GREENVILLE CNTY S C SCH DIST SER 43TP 2.30% due 12/01/2025 (a)	9,615,000

6,900,000	SOUTH CAROLINA EDL FACS AUTH ADJ PRESBYTERIAN COLLEGE PROJ 2.20% due 02/01/2037	6,900,000

3,385,000	SOUTH CAROLINA JOBS ECON DEV COREMATERIALS CORP PJ 2.41% due 04/01/2013	3,385,000

2,800,000	SOUTH CAROLINA JOBS ECON DEV ELEC CITY PRINTING CO PROJ 2.34% due 07/01/2012	2,800,000

39,000,000	SOUTH CAROLINA JOBS ECON DEV GIANT CEMENT HOLDING INC 2.24% due 12/01/2022	39,000,000

6,250,000	SOUTH CAROLINA JOBS ECON DEV HOLCIM US INC PROJ 2.39% due 12/01/2033	6,250,000

12,275,000	SOUTH CAROLINA JOBS ECONOMIC SISTERS OF CHARITY HOSPS 2.22% due 11/01/2032	12,275,000

4,090,000	SOUTH CAROLINA ST ROCS RR II R 692WF 2.23% due 04/01/2026 (a)	4,090,000

8,200,000	SOUTH CAROLINA TRANSN INFRASTR VAR REF B1 RMKT 2.20% due 10/01/2031	8,200,000

7,200,000	SOUTH CAROLINA TRANSN REF B2 RMKT 2.35% due 10/01/2031	7,200,000

South Dakota — 0.2%
34,000,000	SOUTH DAKOTA HSG DEV AUTH VAR AMT HOMEOWNERSHIP MTG I 2.28% due 05/01/2038	34,000,000

5,755,000	SOUTH DAKOTA ST HEALTH + EDL UNIV SIOUX FALLS 2.25% due 10/01/2034	5,755,000

Tennessee — 4.8%
20,500,000	BLOUNT CNTY TN PUB BLDG AUTH LOC GOVT PUB IMPT D 3 A 2.35% due 06/01/2034	20,500,000

20,615,000	BLOUNT CNTY TN PUB BLDG AUTH LOC GOVT PUN IMPT E 3 A 2.20% due 06/01/2027	20,615,000

9,000,000	CLAIBORNE CNTY TN INDL DEV LINCOLN MEM UNIV PROJ 2.29% due 07/01/2036	9,000,000

6,235,000	CLARKSVILLE TN PUB BLDG AUTH FING MURFREESBORO LN 2.20% due 07/01/2024	6,235,000

79,910,000	CLARKSVILLE TN PUB BLDG AUTH POOLED FING TENN MUN BD FD 2.20% due 02/01/2038	79,910,000

15,700,000	CLARKSVILLE TN PUB BLDG AUTH POOLED FING TN MUN BD FD 2.20% due 01/01/2033	15,700,000

27,675,000	ECLIPSE FDG TR 2007 0005 SOLAR ECLIPSE BLOUNT 2.26% due 12/01/2016 (a)	27,675,000

17,100,000	FRANKLIN TN PUB BLDG AUTH LOC GOVT PUB IMPT 101 A 1 2.35% due 06/01/2019	17,100,000

6,540,000	KNOX CNTY TN HEALTH EDL + HSG REF COOKEVILLE REGL PJ A 2 2.28% due 10/01/2026	6,540,000

4,300,000	KNOX CNTY TN HLTH EDL HOSP FAC ADJ CATHOLIC HEALTHCARE SER A 2.27% due 10/01/2031	4,300,000

10,445,000	MET GOVT NASHVILLE DAVIDSON TN PUTTERS SER 1316 2.29% due 12/01/2017 (a)	10,445,000

5,160,000	METRO NASHVILLE ARPT AUTH SPL EMBRAER AIRCRAFT SVCS PROJ 2.66% due 04/01/2030	5,160,000

6,800,000	METRO NASHVILLE ARPT AUTH TN REF IMPT SER A 2.20% due 07/01/2019	6,800,000

4,020,000	METROPOLITAN GOVT NASHVILLE PUTTERS SER 543 2.59% due 07/01/2012 (a)	4,020,000

9,655,000	METROPOLITAN GOVT NASHVILLE REF DAVID LIPSCOMB UNIV PJ 2.20% due 02/01/2023	9,655,000

14,000,000	METROPOLITAN GOVT NASHVILLE VAR FRANKLIN RD ACADEMY PROJ 2.20% due 10/01/2030	14,000,000

30,990,000	MONTGOMERY CNTY TN PUB BLDG ADJ TENNESSEE CNTY LN POOL 2.20% due 04/01/2032	30,990,000

12,590,000	MONTGOMERY CNTY TN PUB BLDG ADJ TN CNTY LN POOL 2.20% due 09/01/2029	12,590,000

15,000,000	MONTGOMERY CNTY TN PUB BLDG TENN CNTY LN POOL 2.20% due 07/01/2034	15,000,000

36,500,000	MONTGOMERY CNTY TN PUB BLDG TENNESSE CNTY LOAN POOL 2.20% due 07/01/2038	36,500,000

52,125,000	MONTGOMERY CNTY TN PUB BLDG TENNESSEE CNTY LN POOL 2.20% due 02/01/2036	52,125,000

6,270,000	MORGAN KEEGAN MUN PRODS INC TR RCPTS SER C 2.44% due 06/01/2011 (a)	6,270,000

29,330,000	MUNI ENERGY ACQSTN CORP TN PUTTERS SER 1579 2.29% due 06/01/2009 (a)	29,330,000

220,265,000	MUNICIPAL ENERGY ACQUISITION PUTTERS SER 1578 2.29% due 02/01/2013 (a)	220,265,000

40,600,000	SEVIER CNTY TN 2.35% due 06/01/2034	40,600,000

14,845,000	SEVIER CNTY TN PUB BLDG AUTH LOC GOVT PUB IMPT SER 6 A1 2.35% due 06/01/2029	14,845,000

19,500,000	SHELBY CNTY TN 1.73% due 09/11/2008	19,500,000

27,000,000	SHELBY CNTY TN 2.24% due 04/01/2020	27,000,000

21,800,000	SHELBY CNTY TN HLTH EDL + HSG ARBORS OF GERMANTOWN PROJ 2.15% due 07/01/2024	21,800,000

6,000,000	SHELBY CNTY TN HLTH EDL + HSG TREZEVANT MANOR PROJ SER B 2.24% due 09/01/2017	6,000,000

10,000,000	SHELBY CNTY TN REF SER A 2.24% due 03/01/2022	10,000,000

73,550,000	TENNERGY CORP TENN GAS REV PUTTERS SER 1258Q 2.29% due 11/01/2013 (a)	73,550,000

11,995,000	TENNERGY CORP TENN GAS REV PUTTERS SER 1260B 2.29% due 05/01/2016 (a)	11,995,000

16	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Tennessee — (concluded)
$27,600,000	TENNESSEE ENERGY ACQUISITION SER 52G 2.28% due 09/01/2026 (a)	$27,600,000

17,880,000	TENNESSEE ENERGY ASCQUISTION SER 90TP 2.28% due 02/01/2027 (a)	17,880,000

Texas — 18.3%
10,000,000	ABN AMRO MUNITOPS CTFS TR OT 2006 56 TX NON AMT TR CTF 144A 2.25% due 08/15/2014 (a)	10,000,000

7,525,000	ABN AMRO MUNITOPS CTFS TR OT 2006 88 TX NON AMT CTF144A 2.36% due 03/01/2014 (a)	7,525,000

7,000,000	ABN AMRO MUNITOPS CTFS TR OT 2007 01 TX NON AMT TR CTF 144A 2.25% due 02/15/2027 (a)	7,000,000

6,800,000	ATASCOSA CNTY TX INDL DEV CO REF SAN MIGUELELEC COOP 0.90% due 06/30/2020	6,800,000

11,707,000	AUSTIN TR STS CTFS BOA SER 2007 2016 2.26% due 02/15/2032 (a)	11,707,000

12,090,000	AUSTIN TX WTR REF 2.05% due 05/15/2031	12,090,000

9,155,000	BEXAR CNTY TX HSG FIN CORP MF ROCS RR II R 589CE 2.28% due 06/01/2041 (a)	9,155,000

4,760,000	BEXAR CNTY TX PUTTERS SER 537 2.59% due 06/15/2011 (a)	4,760,000

12,200,000	BRAZOS RIV TX HBR NAV DIST MEREY SWEENY L P PROJ A 2.35% due 04/01/2020	12,200,000

20,000,000	BRAZOS RIV TX HBR NAV DIST MULTI MODE BASF CORP PJ 2.50% due 04/01/2037	20,000,000

17,700,000	BRAZOS RIVER TX HBR NAV DIST DAILY BASF CORP PROJ 2.37% due 04/01/2031	17,700,000

6,000,000	BRAZOS TEX HBR INDL DEV CORP CONOCOPHILLIPS CO PJ 2.22% due 08/01/2038	6,000,000

19,000,000	BRD OF REGENT TX A&M 1.68% due 11/06/2008	19,000,000

6,575,000	BROWNSVILLE TX INDPT SCH DIST PUTTERS SER 1059 B 2.29% due 08/15/2013 (a)	6,575,000

25,000,000	CAMP CNTY TX INDL DEV CORP PILGRIMS PRIDE CORP PJ 2.13% due 07/01/2029	25,000,000

16,140,000	CAPITAL AREA CULTURAL ED FACS ROMAN CATHOLIC DIOCESE 0.12% due 04/01/2045	16,140,000

9,880,000	CLEAR CREEK TX INDPT SCH DIST SER 2895 2.29% due 10/13/2016 (a)	9,880,000

10,360,000	CLIPPER TAX EXEMPT CTF TR 2007 46 CTF PARTN TX NON 144A 2.27% due 08/01/2019 (a)	10,360,000

5,115,000	CONNECTICUT ST PUTTERS SER 3061 2.29% due 02/15/2015 (a)	5,115,000

10,000,000	CTY OF SAN ANTN WTR 1.55% due 10/14/2008	10,000,000

14,850,000	CYPRESS FAIR TX INDPT SCH DIST ROCS RR II R 12104 2.23% due 02/15/2030 (a)	14,850,000

6,525,000	CYPRESS FAIR TX INDPT SCH DIST SER 86TP 2.28% due 02/15/2030 (a)	6,525,000

36,000,000	CYPRESS FAIR TX INDPT SCH DIST TAX ANTIC NTS 3.00% due 06/25/2009	36,436,015

10,470,000	DALLAS FT WRTH TX INTL ARPT PUTTERS SER 2236 2.79% due 05/01/2013	10,470,000

8,400,000	DALLAS FT WRTH TX INTL ARPT ROCS RR II R 12084 2.82% due 11/01/2023	8,400,000

22,800,000	DALLAS TX AREA RAPID TRAN ROCS RR II R 9230 2.24% due 06/01/2016 (a)	22,800,000

11,820,000	DALLAS TX WTRWKS + SWR SYS REV PUTTERS SER 3017 2.29% due 04/01/2016 (a)	11,820,000

22,290,000	DALLAS TX WTRWKS + SWR SYS REV ROCS RR II R 12044 2.40% due 10/01/2035 (a)	22,290,000

8,930,000	DENTON CNTY TX MUN SECS TR RCPTS SER SGA 177 2.30% due 07/15/2026 (a)	8,930,000

7,435,000	DENTON TX INDPT SCH DIST PUTTERS SER 2603 2.29% due 08/15/2015 (a)	7,435,000

9,180,000	DENTON TX INDPT SCH DIST PUTTERS SER 2765 2.29% due 07/18/2013 (a)	9,180,000

4,067,500	DENTON TX INDPT SCH DIST SER 951 2.36% due 08/15/2033 (a)	4,067,500

6,045,000	DEUTSCHE BANK SPEARS LIFERS TR SPEARS SER DB 465 2.30% due 12/01/2028 (a)	6,045,000

19,080,000	DEUTSCHE BK SPEARS LIFERS TR SPEARS SER DB 515 2.28% due 02/15/2027 (a)	19,080,000

13,350,000	DICKINSON TX INDPT SCH DIST MUN SECS RCPTS SER SGA94 2.30% due 02/15/2028 (a)	13,350,000

15,000,000	DICKINSON TX INDPT SCH DIST VAR SCHOOLHOUSER SER A 3.00% due 08/01/2037	15,207,886

12,000,000	EAGLE MTN + SAGINAW TX INDPT MUN SECS TR RCPTS SER SGA 141 2.20% due 08/15/2030 (a)	12,000,000

10,485,000	ECLIPSE FDG TR 2007 0040 SOLAR ECLIPSE WACO T 2.26% due 08/01/2031 (a)	10,485,000

10,040,000	ECLIPSE FDG TR 2007 0067 SOLAR ECLIPSE 2.29% due 02/15/2037 (a)	10,040,000

10,350,000	ECLIPSE FDG TR STS 2007 0103 SOLAR ECLIPSE 1.67% due 12/15/2031 (a)	10,350,000

14,500,000	ECLIPSE FDG TR VAR STS 2006 0020 SOLAR ECLIPSE 2.26% due 02/15/2030 (a)	14,500,000

3,250,000	FORT BEND CNTY TX INDL DEV AATON RENTS INC PJ 2.34% due 01/01/2026	3,250,000

10,620,000	FORT WORTH TX INDPT SCH DIST PUTTERS SER 2582 2.29% due 02/15/2016 (a)	10,620,000

9,425,000	FORT WORTH TX INDPT SCH DIST PUTTERS SER 2629 2.29% due 02/15/2016 (a)	9,425,000

11,065,000	GALENA PARK TX INDPT SCH DIST RCPTS SG 154 2.25% due 08/15/2026 (a)	11,065,000

5,500,000	GREGG CNTY TX HLTH FACS DEV GOOD SHEPHERD SER B CONV 2.40% due 10/01/2029	5,500,000

9,500,000	GREGG CNTY TX HLTH FACS DEV GOOD SHEPHERD SER C CONV 2.40% due 10/01/2029	9,500,000

22,000,000	GULF COAST TX WASTE DISP AUTH AMOCO IOL CO PROJ 2.25% due 05/01/2023	22,000,000

24,600,000	GULF COAST WASTE DISP AUTH TX ADJ AMOCO OIL CO PROJ 2.25% due 07/01/2027	24,600,000

2,800,000	GULF COAST WASTE DISP AUTH TX AIR PRODS PROJ 2.25% due 12/01/2039	2,800,000

17,000,000	GULF COAST WASTE DISP AUTH TX AIR PRODUCT PJ 2.25% due 06/01/2034	17,000,000

12,500,000	GULF COAST WASTE DISP AUTH TX AIR PRODUCTS PROJ 2.25% due 03/01/2035	12,500,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	17

Merrill Lynch Institutional Tax-Exempt Portfolio	JULY 31, 2008 (Unaudited)
Schedule of Investments (continued)

Face Amount	Issue	Value

Texas — (continued)
$24,980,000	GULF COAST WASTE DISP AUTH TX BP PRODS NORTH AMERICA INC 2.25% due 12/01/2031	$24,980,000

20,000,000	GULF COAST WASTE DISP AUTH TX BP PRODS NORTH AMERICA PJ 2.25% due 07/01/2042	20,000,000

23,900,000	GULF COAST WASTE DISP AUTH TX REF AMOCO OIL CO PROJ 2.25% due 08/01/2023	23,900,000

8,400,000	GULF COAST WASTE DISP AUTH TX REF BP PRODS NORTH AMERICA 2.25% due 07/01/2026	8,400,000

12,920,000	GULF COAST WASTE DISP AUTH TX VAR AMOCO OIL CO PROJ 2.25% due 01/01/2026	12,920,000

9,400,000	GULF COAST WASTE DISP AUTH TX WASTE MANAGEMENT TX A 2.40% due 04/01/2019	9,400,000

8,750,000	HARRIS CNTY TEX CULTURAL ED VAR YMCA GREATER HOUSTON SER B 2.15% due 06/01/2038	8,750,000

16,300,000	HARRIS CNTY TX HLTH FACS DEV REF METHODIST HOSP SYS A 1 2.10% due 12/01/2041	16,300,000

35,500,000	HARRIS CNTY TX HLTH FACS DEV REF METHODIST HOSP SYS A 2 2.10% due 12/01/2041	35,500,000

70,500,000	HARRIS CNTY TX HLTH FACS DEV REF ST LUKES EPISCOPAL A 2.18% due 02/15/2032	70,500,000

162,700,000	HARRIS CNTY TX HLTH FACS DEV ST LUKES EPISCOPAL HOSP B 2.10% due 02/15/2031	162,700,000

112,700,000	HARRIS CNTY TX HLTH FACS DEV VAR METHODIST HOSP SYS SER A 2.08% due 12/01/2032	112,700,000

14,000,000	HARRIS CNTY TX MUN SECS TR RCPTS SGC 31 CL A 2.28% due 08/15/2035 (a)	14,000,000

5,575,000	HARRIS CNTY TX ROCS RR II R 12038 2.41% due 08/15/2033 (a)	5,575,000

16,255,000	HARRIS CNTY TX ROCS RR II R 12191 2.27% due 10/01/2031 (a)	16,255,000

186,480,000	HARRIS CNTY TX TAX ANTIC NTS 3.00% due 02/26/2009	188,111,700

5,290,000	HOUSTON TX INDPT SCH DIST PUTTERS SER 1060 2.29% due 08/15/2014 (a)	5,290,000

34,000,000	HOUSTON TX INDPT SCH DIST VAR SCHOOLHOUSE 1.85% due 06/15/2031	34,000,000

5,020,000	HOUSTON TX PUTTER SER 489 2.64% due 03/01/2012 (a)	5,020,000

36,000,000	HOUSTON TX TAX + REV ANTIC NTS 3.00% due 06/30/2009	36,460,440

14,000,000	HOUSTON TX UTIL SYS REV REF 1ST LIEN B1 RMK 2.20% due 05/15/2034	14,000,000

22,145,000	HOUSTON TX UTIL SYS REV REF FIRST LIEN B4 RMKT 2.05% due 05/15/2034	22,145,000

35,000,000	HOUSTON TX UTIL SYS REV REF FIRST LIEN B5 RMKT 2.05% due 05/15/2034	35,000,000

4,950,000	HOUSTON TX UTIL SYS REV ROCS RR II R 10282 2.74% due 11/15/2036 (a)	4,950,000

13,365,000	HOUSTON TX UTIL SYS REV ROCS RR II R 12196 2.74% due 11/15/2033 (a)	13,365,000

7,685,000	HOUSTON TX UTIL SYS REV SER 2343 2.44% due 05/15/2028 (a)	7,685,000

15,000,000	HOUSTON TX UTIL SYS REV VAR REF COMB FIRST LIEN A 1 2.20% due 05/15/2034	15,000,000

7,400,000	HUTTO TX INDPT SCH DIST UBS MUN CRVS 2.30% due 02/01/2014 (a)	7,400,000

6,200,000	JEWETT ECONOMIC DEV CORP TX NUCOR CORP PROJ 2.25% due 08/01/2038	6,200,000

33,700,000	KELLER TX INDPT SCH DIST MUN SECS TR RCPTS SGA 111 2.30% due 08/15/2030 (a)	33,700,000

10,550,000	LAKE TRAVIS TX INDPT SCH DIST PUTTERS SER 1882 2.29% due 02/15/2014 (a)	10,550,000

4,000,000	LEANDER TX INDPT SCH DIST FLOATERS SER 2724 2.36% due 08/15/2025 (a)	4,000,000

5,015,000	LEANDER TX INDPT SCH DIST PUTTERS SER 3067 2.29% due 08/15/2015 (a)	5,015,000

9,295,000	LUBBOCK TX HLTH FACS DEV CORP REF ST JOSEPH HLTH SYS A 2.10% due 07/01/2030	9,295,000

8,325,000	MANOR TX INDPT SCH DIST VAR SCH BLDG 3.78% due 08/01/2036	8,325,000

1,800,000	MESQUITE TEX INDL DEV CORP REV INDL DEV MORRISON PRODS 2.34% due 01/10/2010	1,800,000

4,235,000	MONTGOMERY CNTY TX ROCS RR II R 7030 2.39% due 03/01/2026 (a)	4,235,000

11,800,000	NORTH TEX TWY AUTH DALLAS NORT ROCS RR II R 122003 2.75% due 01/01/2035 (a)	11,800,000

345,495,000	NORTH TEX TWY AUTH REV BD ANTIC NTS 4.13% due 11/19/2008	345,495,000

7,305,000	NORTH TX MUN WTR DIST TX WTR S ROCS RR II R 6074 2.50% due 09/01/2026 (a)	7,305,000

15,580,500	NORTH TX TWY AUTH REV SER 2725 2.29% due 01/01/2028 (a)	15,580,500

4,295,000	NORTHSIDE TX INDPT SCH DIST PUTTERS SER 3039 2.29% due 08/15/2013 (a)	4,295,000

3,865,000	NORTHSIDE TX INDPT SCH DIST REF SER A 3.75% due 08/01/2033	3,865,000

20,000,000	PORT ARTHUR TX AIR PRODS + CHEM PROJ 2.25% due 04/01/2035	20,000,000

22,500,000	PORT ARTHUR TX NAV DIST AIR PRODS + CHEMS INC PROJ 2.25% due 04/01/2037	22,500,000

8,300,000	PORT ARTHUR TX NAV DIST INDL AIR PRODS PROJ 2.40% due 05/01/2040	8,300,000

53,000,000	PORT ARTHUR TX NAV DIST INDL AIR PRODS PROJ 2.40% due 02/01/2041	53,000,000

10,250,000	PORT CORPUS CHRISTI AUTH FLINT HILLS RES SER A 2.54% due 07/01/2029	10,250,000

9,600,000	PORT ARTHUR TEX NAV DIST DAYLI BASF CORP PROJ 2.37% due 04/01/2033	9,600,000

10,000,000	PORT ARTHUR TX NAV DIST AMT MULTI MODE ATOFINA PJ B 2.33% due 05/01/2038	10,000,000

15,000,000	PORT ARTHUR TX NAV DIST BASF CORP PJ SER A 2.40% due 05/01/2038	15,000,000

7,200,000	PORT ARTHUR TX NAV DIST MOTIVA ENTERPRISES 2.55% due 05/01/2038	7,200,000

50,000,000	PORT ARTHUR TX NAV DIST TOTAL PETROCHEMICALS PROJ 2.33% due 04/01/2038	50,000,000

22,035,000	PORT ARTHURTX NAV DIST REF MOTIVA ENTERPRISES PJ 2.70% due 12/01/2027	22,035,000

18	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (continued)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Texas — (continued)
$12,000,000	ROCKWALL TX INDPT SCH DIST SER 2766 2.29% due 02/24/2009 (a)	$12,000,000

2,000,000	SAN ANTONIO TX ELEC + GAS REV MERLOTS SER D178 2.34% due 02/01/2024 (a)	2,000,000

5,800,000	SAN ANTONIO TX ELEC + GAS REV ROCS RR II R 6064 2.39% due 02/01/2023 (a)	5,800,000

7,500,000	SAN ANTONIO TX WTR REV EAGLE 20060005 CL A 2.51% due 05/15/2040 (a)	7,500,000

34,550,000	SAN ANTONIO TX WTR REV EAGLE 720053010 CL A 2.40% due 05/15/2036 (a)	34,550,000

22,500,000	SAN ANTONIO TX WTR REV SER SG 159 2.30% due 05/15/2028 (a)	22,500,000

10,500,000	SCHERTZ CIBOLO UNVL CITY TX SER 2770 2.29% due 11/29/2015 (a)	10,500,000

10,000,000	SCHERTZ SEGUIN LOC GOVT COR TX FLTR CTFS SER SG 151 2.20% due 02/01/2030 (a)	10,000,000

12,395,000	SOUTHEAST TX HSG FIN CORP SER 1641 2.39% due 02/01/2011 (a)	12,395,000

17,000,000	TARRANT CNTY TX CULTURAL ED REF SCOTT WHITE MEM B 2.07% due 08/15/2046	17,000,000

5,400,000	TARRANT CNTY TX CULTURAL ED REF SCOTT WHITE MEM C 2.07% due 08/15/2046	5,400,000

55,000,000	TARRANT CNTY TX HLTH FACS DEV 2.10% due 08/15/2036	55,000,000

4,595,000	TEXAS A + M UNIV SYS BRD ROCS RR II R 11085 2.24% due 07/01/2036 (a)	4,595,000

31,665,000	TEXAS MUN GAS ACQUISITION + SU SER 85 2.28% due 09/15/2027 (a)	31,665,000

14,915,000	TEXAS MUN GAS ACQUISITION PUTTERS SER 1989 2.29% due 03/15/2023 (a)	14,915,000

63,650,000	TEXAS MUN GAS ACQUISITION PUTTERS SER 1993B 2.29% due 09/15/2018 (a)	63,650,000

39,510,000	TEXAS MUN GAS ACQUISITION ROCS RR II R 10014 2.31% due 09/15/2027 (a)	39,510,000

54,705,000	TEXAS MUN GAS ACQUISITION ROCS RR II R 10015 2.31% due 09/15/2027 (a)	54,705,000

9,970,000	TEXAS ST CTFS SER SG 152 2.20% due 08/01/2022 (a)	9,970,000

10,000,000	TEXAS ST DEPT HSG + CMNTY AFF ROCS RR II R 1121WF 2.31% due 09/01/2039 (a)	10,000,000

11,435,000	TEXAS ST MUN SECS TR RCPTS SER SGA 144A 2.70% due 08/01/2029 (a)	11,435,000

3,270,000	TEXAS ST PUTTERS SER 1016 2.29% due 04/01/2013 (a)	3,270,000

4,250,000	TEXAS ST PUTTERS SER 2492 2.29% due 04/01/2015 (a)	4,250,000

11,200,000	TEXAS ST PUTTERS SER 2615 2.29% due 10/01/2015 (a)	11,200,000

20,520,000	TEXAS ST REF COLLEGE STUDENT LN 1.73% due 02/01/2011	20,520,000

16,000,000	TEXAS ST REF COLLEGE STUDENT LN 3.75% due 02/01/2013	16,000,000

7,565,000	TEXAS ST ROCS RR II R 11082 2.24% due 04/01/2033 (a)	7,565,000

5,080,000	TEXAS ST ROCS RR II R 12208 2.27% due 04/01/2030 (a)	5,080,000

6,005,000	TEXAS ST ROCS RR II R 4020 2.24% due 10/01/2022 (a)	6,005,000

680,000,000	TEXAS ST TAX + REV ANTIC NTS 4.50% due 08/28/2008	680,395,369

7,135,000	TEXAS ST TRANSN COMMN FLOATERS SER 2295 2.26% due 04/01/2023 (a)	7,135,000

4,295,000	TEXAS ST TRANSN COMMN PUTTERS SER 3068 2.29% due 04/01/2014 (a)	4,295,000

6,000,000	TEXAS ST VETS HSG FD II SER A 2 2.35% due 06/01/2033	6,000,000

7,000,000	TEXAS TRANS COMM ST HWY FD REV FRN CTFS SER 2008C 2.28% due 10/01/2019 (a)	7,000,000

5,000,000	TEXAS TRANSN COMMN ROCS RR II R 4094 2.24% due 04/01/2025 (a)	5,000,000

5,000,000	TEXAS TRANSN COMMN ST HWY FD FLOATERS SER 2752 2.26% due 04/01/2024 (a)	5,000,000

11,050,000	TRAVIS CNTY TX SER 27TP 2.28% due 03/01/2026 (a)	11,050,000

4,970,000	TRINITY RIVER AUTH TX CMNTY WASTE DISPOSAL PJ 2.38% due 05/01/2021	4,970,000

10,000,000	UNIVERSITY TEX PERM UNIV FD 1.50% due 09/11/2008	10,000,000

14,350,000	UNIVERSITY TX PERM UNIV FD ROCS RR II R 752 2.24% due 07/01/2030 (a)	14,350,000

11,220,000	UNIVERSITY TX UNIV REVS MERLOTS B 14 2.24% due 08/15/2022 (a)	11,220,000

20,300,000	UNIVERSITY TX UNIV REVS VAR FING SER B 1.95% due 08/01/2039	20,300,000

11,200,000	UNIVERSITY TX UNIV REVS VAR FING SYS SER B 1.93% due 08/01/2032	11,200,000

Utah — 0.3%
1,470,000	LOGAN CITY UT REV INTEGRATED SYS INC A 2.34% due 06/01/2014	1,470,000

13,600,000	MURRAY CITY UT HOSP REV IHC HEALTH SVCS INC SER C 2.10% due 05/15/2036	13,600,000

30,000,000	MURRAY CITY UT HOSP REV IHC HEALTH SVCS INC SER D 2.10% due 05/15/2036	30,000,000

5,675,000	UTAH TRAN AUTH SALES TAX REV PUTTERS SER 1107B 2.44% due 12/15/2013 (a)	5,675,000

4,815,000	UTAH TRAN AUTH SALES TAX REV ROCS RR II R 609PB 2.39% due 06/15/2032 (a)	4,815,000

Vermont — 0.1%
9,115,000	VERMONT EDL + HEALTH BLDGS REF HOSP FLETCHER ALLEN A 2.15% due 12/01/2030	9,115,000

12,300,000	VERMONT EDL + HLTH BLDGS AGY ADJ MIDDLEBURY COLLEGE PROJ B 3.40% due 11/01/2032	12,300,000

6,705,000	VERMONT EDL + HLTH BLDGS AGY STRATTON MTN SCH + SKI A 2.23% due 10/01/2034	6,705,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	19

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (continued)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Virginia — 2.0%
$8,000,000	ALBEMARLE CNTY VA INDL DEV JEFFERSON SCHOLARS FDTN PJ 2.20% due 10/01/2037	$8,000,000

3,500,000	ARLINGTON CNTY VA INDL DEV REF HSG WOODBURY PARK PJ A 2.25% due 03/01/2035	3,500,000

6,000,000	CAPITAL BELTWAY FDG CORP VA SR LIEN 495 HOT LANES D 2.17% due 12/31/2047	6,000,000

39,000,000	CAPITAL BELTWAY FDG CORP VA SR LIEN I 495 HOT LANES B 2.17% due 12/31/2047	39,000,000

6,000,000	CAPITAL BELTWAY FDG CORP VA SR LIEN I 495 HOT LANES C 2.17% due 12/31/2047	6,000,000

34,000,000	CAPITAL BELTWAY FDG CORP VA VAR SR LIEN I 495 HOT LANES A 2.20% due 12/31/2047	34,000,000

10,000,000	CAROLINE CNTY VA INDL DEV AUTH MEADOW EVEN PK SER H 2.29% due 12/01/2037	10,000,000

7,000,000	CHARLES CITY CNTY VA ECONOMIC WASTE MANAGEMENT INC PJ A 2.40% due 02/01/2029	7,000,000

6,250,000	CHESAPEAKE BAY BRDG + TUNL REF GEN RESOLUTION SER A 2.21% due 05/28/2021	6,250,000

6,615,000	FAIRFAX CNTY VA INDL DEV AUTH INOVA HLTH SYS PJ SER A1 2.16% due 05/15/2035	6,615,000

12,945,000	FAIRFAX CNTY VA INDL DEV AUTH INOVA HLTH SYS PJ SER C 1 2.16% due 05/15/2026	12,945,000

55,000,000	IND DEV AUTH VA 1.58% due 09/11/2008	55,000,000

3,600,000	INDUSTRIAL DEV AUTH 1.65% due 08/11/2008	3,600,000

3,400,000	INDUSTRIAL DEV AUTH 1.70% due 08/07/2008	3,400,000

3,300,000	INDUSTRIAL DEV AUTH 1.70% due 08/13/2008	3,300,000

4,000,000	INDUSTRIAL DEV AUTH 1.75% due 08/01/2008	4,000,000

4,000,000	INDUSTRIAL DEV AUTH 1.75% due 08/18/2008	4,000,000

18,000,000	INDUSTRIAL DEV AUTH 1.80% due 09/05/2008	18,000,000

4,000,000	INDUSTRIAL DEV AUTH 1.80% due 08/19/2008	4,000,000

4,000,000	INDUSTRIAL DEV AUTH 1.95% due 08/20/2008	4,000,000

4,000,000	INDUSTRIAL DEV AUTH 2.05% due 08/21/2008	4,000,000

3,900,000	INDUSTRIAL DEV AUTH 2.05% due 08/22/2008	3,900,000

16,950,000	LEXINGTON VA INDL DEV AUTH MERLOTS SER E01 2.24% due 07/01/2030 (a)	16,950,000

6,600,000	LOUDOUN CNTY VA INDL DEV AUTH HOWARD HUGHES MED SER A 2.00% due 02/15/2038	6,600,000

3,800,000	LOUDOUN CNTY VA INDL DEV AUTH HOWARD HUGHES MED SER B 2.00% due 02/15/2038	3,800,000

3,700,000	LOUDOUN CNTY VA INDL DEV AUTH HOWARD HUGHES MED SER D 2.05% due 02/15/2038	3,700,000

2,490,000	LOUDOUN COUNTY INDUSTRIAL DEVE 1.51% due 03/01/2032	2,490,000

3,700,000	MADISON CNTY VA INDL DEV AUTH WOODBERRY FOREST SCH 2.17% due 10/01/2037	3,700,000

8,000,000	METRO WASH ARPTS AUTH 1.55% due 08/05/2008	8,000,000

4,500,000	MONTGOMERY CNTY VA INDL DEV VAR VA TECH FNDTN 2.20% due 06/01/2035	4,500,000

2,265,000	RICHMOND VA INDL DEV AUTH REV EDL FACS CHURCH SCHS 2.20% due 12/01/2031	2,265,000

4,910,000	RICHMOND VA INDL DEV AUTH REV EDL FACS CHURCH SCHS 2.20% due 05/01/2035	4,910,000

2,000,000	SUSSEX CNTY VA INDL DEV AUTH MCGILL ENVIRONMENTAL SYS 2.36% due 03/01/2021	2,000,000

8,560,000	UNIVERSITY VA UNIV REVS FLOATERS SER 2745 2.26% due 06/01/2040 (a)	8,560,000

5,000,000	UNIVERSITY VA UNIV REVS FLOATERS SER 2746 2.26% due 06/01/2040 (a)	5,000,000

7,930,500	UNIVERSITY VA UNIV REVS FLOATERS SER 2753 2.26% due 06/01/2040 (a)	7,930,500

10,960,000	VIRGINAI ST PUB SCH AUTH ROCS RR II R 10047 2.24% due 08/01/2023 (a)	10,960,000

55,000	VIRGINIA COLLEGE BLDG AUTH 21ST CENTURY COLLEGE SER B 2.60% due 02/01/2026	55,000

9,800,000	VIRGINIA COMWL TH UNIV GEN SER B 2.32% due 07/01/2037	9,800,000

10,000,000	VIRGINIA COMWLTH UNIV HEALTH GEN SER C 2.20% due 07/01/2037	10,000,000

5,740,000	VIRGINIA ST HSG DEV AUTH FOR I MERLOTS SER C03 2.34% due 01/01/2017 (a)	5,740,000

13,000,000	VIRGINIA ST HSG DEV AUTH MERLOTS B 18 2.34% due 07/01/2018 (a)	13,000,000

3,240,000	VIRGINIA ST HSG DEV AUTH MERLOTS B 19 2.59% due 04/01/2033 (a)	3,240,000

5,325,000	VIRGINIA ST HSG DEV AUTH MERLOTS B16 2.34% due 01/01/2031 (a)	5,325,000

4,530,000	VIRGINIA ST HSG DEV AUTH MERLOTS SER C42 2.34% due 07/01/2023 (a)	4,530,000

Washington — 3.3%
11,035,000	BB + T MUN TR VARIOUS STS FLOATERS SER 14 2.22% due 12/01/2015 (a)	11,035,000

3,050,000	BELLEVUE WA EAGLE 20080025 CL A 2.44% due 12/01/2043 (a)	3,050,000

11,495,000	ECLIPSE FDG TR 2.39% due 07/01/2033 (a)	11,495,000

3,390,000	ECLIPSE FDG TR VAR STS 2007 0106 SOLAR ECLIPE 2.29% due 12/01/2031 (a)	3,390,000

3,800,000	KING CNTY WA SER 2541 2.29% due 01/01/2016 (a)	3,800,000

25,620,000	KING CNTY WAS SWR REV ROCS RR II R 11098PB 2.39% due 01/01/2036 (a)	25,620,000

5,155,000	PIERCE CNTY WA SCH DIST NO 003 MERLOTS SER D09 2.99% due 12/01/2024 (a)	5,155,000

2,135,000	PIERCE CNTY WASH ECONOMIC DEV PNW COML LLC PROJ 2.41% due 05/01/2027	2,135,000

18,200,000	PORT BELLINGHAM WA INDL BP WEST COAST PRODS LLC PJ 2.25% due 12/01/2033	18,200,000

20,800,000	PORT BELLINGHAM WA INDL DEV BP WEST COAST PRODS LLC PJ 2.25% due 07/01/2040	20,800,000

3,240,000	PORT BELLINGHAM WA INDL DEV WOOD STONE CORP PROJ 2.41% due 02/01/2027	3,240,000

15,000,000	PORT BELLINGHAM WASH INDL DEV BP WEST COAST PRODS LLC PJ 2.25% due 07/01/2041	15,000,000

15,000,000	PORT TACOMA WA REV VAR REF AMT SUB LIEN 2.60% due 12/01/2036	15,000,000

8,727,500	PORT TACOMA WA SER 2321 2.46% due 12/01/2029 (a)	8,727,500

20	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (continued)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Washington — (continued)
$7,000,000	SEATTLE WA HSG AUTH REV HIGH POINT PROJ PHASE II 2.41% due 03/01/2039	$7,000,000

2,750,000	SEATTLE WA HSG AUTH REV HSG WEDGEWOOD ESTATES PROJ 2.29% due 09/01/2036	2,750,000

26,280,000	SEATTLE WA MUN LT + PWR REV SER.SGA 85 144A 2.30% due 10/01/2023 (a)	26,280,000

5,240,000	SEATTLE WA PUTTERS SER 3024 2.29% due 06/01/2016 (a)	5,240,000

18,500,000	SNOHOMISH CNTY WA PUB UTIL 1 MUN SECS TR RCPTS SGA 124 2.30% due 12/01/2024 (a)	18,500,000

7,355,000	SNOHOMISH CNTY WA PUB UTIL 1 ROCS RR II R 6055 2.39% due 12/01/2022 (a)	7,355,000

5,155,000	SNOHOMISH CNTY WA SCH DIST 201 ROCS RR II R 6031 2.39% due 12/01/2023 (a)	5,155,000

10,195,000	TACOMA WASH PUTTERS SER 1220 2.49% due 12/01/2012 (a)	10,195,000

47,400,000	WASHINGTON ST ADJ SER VR 96B 1.90% due 06/01/2020	47,400,000

5,715,000	WASHINGTON ST CTFS MACON TR SER D 2.26% due 07/01/2023 (a)	5,715,000

10,400,000	WASHINGTON ST EAGLE 20080039 CL A 2.21% due 07/01/2033 (a)	10,400,000

4,000,000	WASHINGTON ST ECONOMIC DEV FIN WASTE MGMT INC PROJ SER D 2.40% due 07/01/2027	4,000,000

8,750,000	WASHINGTON ST ECONOMIC DEV VAR MOUNT AINSTAR RESORT SER C 2.42% due 10/01/2023	8,750,000

7,945,000	WASHINGTON ST FLOATER SER 389 2.31% due 07/01/2018 (a)	7,945,000

9,995,000	WASHINGTON ST FLOATERS SER 2751 2.26% due 07/01/2029 (a)	9,995,000

17,000,000	WASHINGTON ST HEALTH CARE FACS CHILD HOSP RMKT 2.20% due 10/01/2028	17,000,000

20,000,000	WASHINGTON ST HEALTH CARE FACS CHILDRENS B RMK 2.11% due 10/01/2031	20,000,000

5,000,000	WASHINGTON ST HEALTH CARE FACS PEACEHEALTH SER B 2.00% due 10/01/2028	5,000,000

38,000,000	WASHINGTON ST HEALTH CARE FACS SWEDISH HEALTH SVCS 2.28% due 11/15/2026	38,000,000

11,160,000	WASHINGTON ST HIGHER ED FACS CORNISH COLLEGE ARTS PJ A 2.25% due 12/01/2033	11,160,000

14,800,000	WASHINGTON ST HSG FIN CMNTY VAR ARBORS ON THE PARK PROJ 2.28% due 10/01/2024 (a)	14,800,000

10,620,000	WASHINGTON ST HSG FIN COMM COUNTRY CLUB APTS SER A 2.42% due 08/01/2032	10,620,000

2,000,000	WASHINGTON ST HSG FIN COMM VAR EASTSIDE CATHOLIC SCH A 2.28% due 07/01/2038	2,000,000

10,625,000	WASHINGTON ST HSG FIN COMMN HEATHERWOOD A RMKT 2.40% due 06/01/2037	10,625,000

9,225,000	WASHINGTON ST HSG FIN COMMN MILL POINTE A RMKT 2.40% due 06/01/2037	9,225,000

4,140,000	WASHINGTON ST HSG FIN COMMN PUTTERS SER 1335 2.49% due 12/01/2009 (a)	4,140,000

11,050,000	WASHINGTON ST HSG FIN COMMN SPRINGFIELD A RMKT 2.40% due 06/01/2037	11,050,000

12,395,000	WASHINGTON ST MERLOTS B 09 2.49% due 07/01/2023 (a)	12,395,000

7,960,000	WASHINGTON ST NONPROFIT HSG ECCO PPTYS PROJ SER A 2.48% due 07/01/2043	7,960,000

98,570,000	WASHINGTON ST NONPROFIT HSG MIRABELLA PROJ SER A 2.10% due 03/01/2036	98,570,000

7,730,000	WASHINGTON ST PRCS RR II R 6090 2.39% due 07/01/2022 (a)	7,730,000

9,030,000	WASHINGTON ST PUB PWR SUPPLY 2.05% due 07/01/2017	9,030,000

6,690,000	WASHINGTON ST PUTTERS SER 748 2.44% due 01/01/2013 (a)	6,690,000

22,700,000	WASHINGTON ST ROCS RR II R 12100 2.38% due 01/01/2031 (a)	22,700,000

2,770,000	WASHINGTON ST SER 1519 2.76% due 06/01/2028 (a)	2,770,000

West Virginia — 0.1%
3,865,000	BERKELEY CNTY WV INDL DEV MACK INDS INC PROJ 2.41% due 12/01/2026	3,865,000

9,000,000	WEST VIRGINIA ECONOMIC DEV AU REF OHIOPWR CO SPORN PJ C 2.14% due 07/01/2014	9,000,000

6,665,000	WEST VIRGINIA ECONOMIC DEV REF OHIO PWR CO KAMMER B 2.08% due 07/01/2014	6,665,000

Wisconsin — 4.0%
18,985,000	ABN AMRO MUNITOPS CTFS TR OT 2001 32 MLTST NON AMT CTF 144A 2.36% due 05/01/2022 (a)	18,985,000

16,965,000	MILWAUKEE WI REDEV AUTH REV CATHEDRAL PL PKG FAC PROJ 2.35% due 05/01/2025	16,965,000

9,880,000	MILWAUKEE WI REDEV AUTH VAR UNIV WI KENILWORTH PROJ 2.24% due 09/01/2040	9,880,000

3,025,000	MILWAUKEE WIS REDEV AUTH REV VAR WIS HUMANE SOCIETY INC PJ 2.35% due 03/01/2019	3,025,000

34,000,000	ST WI STS G.O. ECN 1.48% due 08/12/2008	34,000,000

34,319,000	ST WI STS G.O. ECN 1.50% due 10/07/2008	34,319,000

20,000,000	ST WI STS G.O. ECN 1.53% due 10/08/2008	20,000,000

28,000,000	ST WI STS G.O. ECN 1.58% due 09/11/2008	28,000,000

13,000,000	ST WI STS G.O. ECN 1.65% due 08/05/2008	13,000,000

24,000,000	ST WI STS G.O. ECN 1.68% due 11/13/2008	24,000,000

18,245,000	ST WI STS G.O. ECN 1.80% due 11/03/2008	18,245,000

28,000,000	STATE OF WI-PETROLEU 1.55% due 10/08/2008	28,000,000

30,000,000	STATE OF WI-PETROLEU 1.65% due 10/07/2008	30,000,000

30,000,000	STATE OF WI-PETROLEU 1.67% due 09/12/2008	30,000,000

22,715,000	STATE OF WISCONSIN 1.52% due 09/10/2008	22,715,000

9,250,000	SUN PRAIRIE WI AREA SCH DIST BD ANTIC NTS 2.00% due 02/20/2009	9,266,874

5,600,000	UNIVERSITY WI HOSPS + CLINICS 2.05% due 04/01/2034	5,600,000

11,600,000	WISC RURAL WTR CONSTR LN BD ANTIC NTS 4.50% due 08/01/2008	11,600,000

4,890,000	WISCONSIN HSG + ECONOMIC DEV ROCS RR II R 11136 2.32% due 03/01/2028 (a)	4,890,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	21

Merrill Lynch Institutional Tax-Exempt Portfolio Schedule of Investments (concluded)	JULY 31, 2008 (Unaudited)

Face Amount	Issue	Value

Wisconsin — (continued)
$11,915,000	WISCONSIN SCH DISTS CASH FLOW SER A1 4.50% due 09/18/2008	$11,928,120

15,600,000	WISCONSIN SCH DISTS CASH FLOW SER B 4.00% due 10/30/2008	15,634,745

2,187,000	WISCONSIN ST CLEAN WTR REV SER 2444 2.26% due 06/01/2024 (a)	2,187,000

7,005,000	WISCONSIN ST HEALTH + EDL FACS FORT HEALTHCARE INC SER A 2.25% due 05/01/2037	7,005,000

10,025,000	WISCONSIN ST HEALTH + EDL FACS MERITER RETIREMENT SVCS B 2.25% due 03/01/2038	10,025,000

1,865,000	WISCONSIN ST HEALTH + EDL FACS RIVERVIEW HOSP ASSN 2.25% due 10/01/2030	1,865,000

19,700,000	WISCONSIN ST HEALTH + EDL FACS VAR WI LUTHERAN COLLEGE 2.22% due 09/01/2031	19,700,000

18,170,000	WISCONSIN ST HEALTH + EDL FACS WIS LUTHERAN COLLEGE PROJ 2.25% due 06/01/2033	18,170,000

9,765,000	WISCONSIN ST MERLOTS D18 2.99% due 05/01/2018 (a)	9,765,000

315,900,000	WISCONSIN ST OPERATING NOTES 3.00% due 06/15/2009	319,457,704

7,548,000	WISCONSIN ST TRANSN REV SER 1864 2.40% due 07/01/2020 (a)	7,548,000

Wyoming — 0.4%
65,500,000	CAMPBELL CNTY WY INDL DEV REV TWO ELK PARTNERS PROJ 3.65% due 11/01/2037	65,500,000

20,000,000	UINTA CNTY WY POLLUTN CTL REV 2.05% due 08/15/2020	20,000,000

Total Investments (Cost $19,262,088,753) — 99.0%		19,262,088,753

Other Assets Less Liabilities — 1.0%		200,047,433

Net Assets		$19,462,136,186

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

22	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$19,262,088,753
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$19,262,088,753
===============================================================================

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:

____________________________

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

____________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008

By:

____________________________

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008